UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09086
TD WATERHOUSE FAMILY OF FUNDS, INC.
(FORMERLY KNOWN AS WATERHOUSE INVESTORS FAMILY OF FUNDS, INC.)

(Exact name of registrant as specified in charter)
100 Wall Street, New York, New York 10005

(Address of principal executive offices)	(Zip code)
George O. Martinez, President, TD Waterhouse Family of Funds, Inc.
100 Summer Street, Suite 1500, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code:     212-806-3500

Date of fiscal year end:     October 31, 2005

Date of reporting period:   April 30, 2005

          Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

          A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

             Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

Semiannual Report

April 30, 2005 (unaudited)

TD Waterhouse
Family of Funds, Inc.

Money Market Portfolio

U.S. Government Portfolio

Municipal Portfolio

California Municipal
Money Market Portfolio

New York Municipal
Money Market Portfolio

TD WATERHOUSE FAMILY OF FUNDS, INC.
Board of Directors and Executive Officers

DIRECTORS

George F. Staudter† Director of CRT Properties, Inc. Independent Financial Consultant	Lawrence J. Toal Retired Chairman, President and CEO of Dime Savings Bank and Former President and CEO of Dime Bancorp, Inc.

Richard W. Dalrymple Chairman of CheckSpring Community Corp.	Peter B. M. Eby Corporate Director

EXECUTIVE OFFICERS

George O. Martinez* President and Chief Executive Officer	Christopher Salfi Treasurer and Chief Financial Officer

Michele R. Teichner Chief & Compliance Officer

* Affiliated Person of the Distributor
†Interested Director

TD WATERHOUSE FAMILY OF FUNDS, INC.
Service Providers

Investment Manager & Administrator TD Asset Management USA Inc. 100 Wall Street New York, NY 10005	Transfer Agent National Investor Services Corp. 100 Wall Street New York, NY 10005

Independent Registered Public Accounting Firm Ernst & Young LLP 5 Times Square New York, NY 10036	Shareholder Servicing TD Waterhouse Investor Services, Inc. 100 Wall Street New York, NY 10005 Customer Service Department 1-800-934-4448

Custodian The Bank of New York One Wall Street New York, NY 10286	Legal Counsel Shearman & Sterling LLP 599 Lexington Avenue New York, NY 10022

Distributor Funds Distributor, Inc. 100 Summer Street Boston, MA 02110	Independent Directors Counsel Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, NY 10019

TD WATERHOUSE FAMILY OF FUNDS, INC.

Staying the Course in Uncertain Times

Dear Shareholder,

Since shifting to a tighter monetary policy nearly a year ago, the Federal Reserve Open Market Committee (Federal Reserve) has raised interest rates eight times in an effort to balance the need to hold inflation in check and allow the economy to grow at a sustainable pace.

The response of the bond market has been mixed. Short-term rates are rising amid expectations that the Federal Reserve will move the federal funds rate steadily higher and fear that inflation may accelerate if energy prices remain high. Long-term rates, on the other hand, aren’t escalating at the same time because of worries that lofty oil prices are more likely to slow the economy later in the year than fuel inflation down the road.

Uncertainty about how quickly the Federal Reserve might have to increase rates has unsettled the bond and equity markets. During periods of rising rates, money market funds may be considered a relatively conservative option, seeking to conserve principal and potentially offering higher yields as short-term rates increase.

Still, we believe it’s important that investors establish and stay with an appropriate financial plan to achieve their long-term goals. TD Waterhouse money market funds may be the right fit for the cash component in your portfolio.

Once again, on behalf of all of us at TD Waterhouse, I would like to convey our appreciation for your faith in our commitment to help you manage your money successfully.

TD Waterhouse strives to offer you the very best mix of choice, convenience and value. Thank you for your continued business.

Timothy Pinnington
President and Chief Executive Officer
TD Waterhouse USA
June 13, 2005

Money Market Funds are neither FDIC-Insured nor guaranteed by the U.S. Government and are not deposits or obligations of, or guaranteed by, any bank. There can be no assurance that these Funds will be able to maintain a stable net asset value of $1 per share. An investor should consider the investment objectives, risks and charges and expenses of the Funds carefully before investing. For a prospectus containing this and other information about the Funds, please call 1-800-934-4448. The prospectus should be read carefully before investing or sending money.

TD WATERHOUSE FAMILY OF FUNDS, INC.

Commentary

Market Review

After a strong finish to 2004, financial markets became unsettled in the early months of 2005, as investors assessed economic data in an effort to determine how quickly the Federal Reserve Open Market Committee (Federal Reserve) might need to increase interest rates.

The Federal Reserve continues to tighten U.S. monetary policy at a “measured pace,” lifting the federal funds rate by a quarter-point at each of its February, March and May, 2005, policy meetings to 3.0%. The central bank has raised rates eight times since the middle of 2004, when the federal funds rate was at a four-decade low of 1.0%. The goal appears to be to push short-term interest rates to a neutral level – estimated to be between 3.0% and 5.0% – that would help keep inflation in check but not stifle economic growth. It is a balancing act that investors are watching closely.

On the one hand, reports continue to show that, on the whole, the economy is still growing at a robust pace. GDP (gross domestic product) for the first quarter of 2005 grew at a solid annualized rate of 3.1%, though slower than the 3.5% forecast and the 3.8% posted in the fourth quarter of 2004. Some April data indicate that the second calendar quarter is off to a good start and could match the first-quarter advance: manufacturing expanded for the 22nd straight month; the economy created a greater-than-forecast 274,000 jobs, bringing the year-to-date total to 844,000; retail sales rose a better-than-expected 1.4%; and housing starts got back on track for potentially the best year for construction since 1978.

At the same time, the Federal Reserve has acknowledged that “pressures on inflation have picked up in recent months as pricing power is more evident.” The core rate of the Consumer Price Index, which excludes the volatile food and energy components, rose 2.2% for the 12 months ending April 30 and core consumer prices are rising at an annual rate of 2.6% so far this year. Similarly, the core PCE (personal consumption expenditure) Price Index was up an annualized 2.2% in the first quarter – the most since the fourth quarter of 2001. The PCE index is the Federal Reserve’s preferred inflation gauge due to the broader range of goods and services surveyed.

A major factor in the outlook for interest rates is whether oil prices will remain high and stoke inflation and slow economic growth. The price of crude hit a record-high $57 a barrel in March amid concern that global demand might be rising faster than supply. Supply worries are heightened by the political instability in Iraq and the impact it could have on the country’s ability to maintain, and increase as necessary, its oil production to help meet demand.

Judging by the moves in bond yields, investors seem to be of two minds. Short-term rates are rising because investors see the Federal Reserve on a steady course of tightening monetary policy and fear inflation may accelerate if energy prices stay high. Long-term rates, on the other hand, are not moving up in tandem because the bond market appears more worried about high oil prices slowing the economy later in the year than igniting inflation any time soon. The yield on the 10-year government bond, for example, increased slightly to 4.20% over the six months ended April 30, 2005, but is still well below the 4.69% level it was at when the Federal Reserve began raising rates almost a year ago. Meanwhile, short-term rates have risen pretty much in step with the federal funds rate.

So far, the surge in oil prices has had a minimal effect on economic growth, inflation and interest rates, as the economy is much less energy-intensive than was the case during oil price shocks of the past.

As for equities, they began 2005 in retreat on expectations the Federal Reserve would continue raising interest rates at a time when corporate earnings growth was forecast to decelerate. Stock markets advanced in February, helped by reports that the U.S. economy continued to grow at a brisk pace. But they fell again in March and April, as high oil prices sparked fears that inflation may pick up and prompt the Federal Reserve to jack up interest rates faster than anticipated.

The Federal Reserve has pursued a gradual approach to raising rates, though, in the belief that it is the appropriate monetary policy to contain inflation and sustain economic growth.

As always, we thank you for your business. We look forward to helping you manage your money successfully. If you have any questions, please call us at 1-800-934-4448.

David A. Hartman
Senior Vice President and
Chief Investment Officer
TD Asset Management USA Inc.

June 13, 2005

Money Market Funds are neither FDIC-Insured nor guaranteed by the U.S. Government and are not deposits or obligations of, or guaranteed by, any bank. There can be no assurance that these Funds will be able to maintain a stable net asset value of $1 per share. An investor should consider the investment objectives, risks and charges and expenses of the Funds carefully before investing. For a prospectus containing this and other information about the Funds, please call 1-800-934-4448. The prospectus should be read carefully before investing or sending money.

Distributor: Funds Distributor, Inc.

Disclosure of Portfolio Expenses (Unaudited)

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of the Portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a Portfolio’s gross income, directly reduce the investment return of the Portfolio. A Portfolio’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2004 through April 30, 2005).

The table on the following page illustrates your Portfolio’s costs in two ways.

•

Actual Expenses. Each row marked “Actual” in the table provides information about actual account values and actual expenses. This information helps you to estimate the actual expenses that you paid over the period after fee waivers and reimbursements. The “Ending Account Value” shown is derived from the Portfolio’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number given for your Portfolio in the “Actual” line under the heading “Expenses Paid During Period.”

•

Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. Each row in the table marked “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the applicable Portfolio’s actual expense ratio. This information assumes that the Portfolio had a return of 5% before expenses during the year, (which is not the Portfolio’s actual return) and that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to provide a hypothetical expense example based on a 5% return. You may use this information to compare the ongoing costs of investing in the Portfolios and other Portfolios by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Disclosure of Portfolio Expenses (Con’t.) (Unaudited)

	Beginning Account Value 11/1/2004	Ending Account Value 4/30/2005	Annualized Expense Ratios 11/1/2004 to 4/30/2005	Expenses Paid During Period* 11/1/2004 to 4/30/2005

Money Market Portfolio

Actual	$1,000.00	$1,005.20	0.82%	$4.03

Hypothetical (5% Return before expenses)	1,000.00	1,020.78	0.82	4.06

U.S. Government Portfolio

Actual	1,000.00	1,007.80	0.82	4.08

Hypothetical (5% Return before expenses)	1,000.00	1,020.73	0.82	4.11

Municipal Portfolio

Actual	1,000.00	1,005.20	0.81	4.03

Hypothetical (5% Return before expenses)	1,000.00	1,020.78	0.81	4.06

California Municipal Money Market Portfolio

Actual	1,000.00	1,006.00	0.70	3.48

Hypothetical (5% Return before expenses)	1,000.00	1,021.32	0.70	3.51

New York Municipal Money Market Portfolio

Actual	1,000.00	1,005.70	0.70	3.48

Hypothetical (5% Return before expenses)	1,000.00	1,021.32	0.70	3.51

*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio Summaries as of 4/30/05

Portfolio Composition*

All figures are shown as a percentage of the Portfolio’s investments. All of the Portfolio’s securities are in the top tier of credit quality.

Money Market

Invests in high-quality money market securities.

By Security Type

A.	40.2%	Bank Obligations
B.	39.6%	Corporate Obligations
C.	11.0%	Taxable Municipal Obligations
D.	6.0%	U.S. Government Agency Obligations
E.	3.2%	Repurchase Agreements

U.S. Government

Invests in securities that are issued or guaranteed by the U.S. Government, its agencies, or instrumentalities.***

By Security Type

A.	42.0%	Repurchase Agreements
B.	27.4%	U.S. Guranteed Obligations
C.	30.6%	Agency Obligations

Municipal

Invests primarily in high quality municipal securities that pay interest exempt from Federal Income taxes.**

By Security Type

A.	59.6%	7-Day Demand Notes
B.	14.6%	Tax-Exempt Commercial Paper
C.	8.7%	Tax-Exempt Notes
D.	8.5%	Put-Bonds
E.	5.7%	Daily Demand Notes
F.	2.9%	Municipal Bonds

California Municipal Money Market

Invests primarily in high quality municipal securities that pay interest exempt from Federal and CA State Income taxes.**

By Security Type

A.	69.6%	7-Day Demand Notes
B.	22.4%	Put-Bonds
C.	4.1%	Tax-Exempt Notes
D.	2.1%	Municipal Bonds
E.	1.8%	Daily Demand Notes

*	Maturity and Portfolio compositions are subject to change.
**	Income may be subject to federal alternative minimum tax.
***	U.S. Government guarantee applies to the underlying securities of the Portfolio and not the Portfolio shares.

Portfolio Summaries as of 4/30/05

Portfolio Composition*

All figures are shown as a percentage of the Portfolio’s investments. All of the Portfolio’s securities are in the top tier of credit quality.

New York Municipal Money Market

Invests primarily in high quality municipal securities that pay interest exempt from Federal, NY State and NYC Income taxes.**

By Security Type

A.	81.2%	7-Day Demand Notes
B.	8.8%	Put-Bonds
C.	4.3%	Tax-Exempt Notes
D.	2.5%	Municipal Bonds
E.	1.8%	Daily Demand Notes
F.	1.4%	Tax-Exempt Commercial Paper

*	Maturity and Portfolio compositions are subject to change.
**	Income may be subject to federal alternative minimum tax.

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securites is available, without charge, by calling 1-800-934-4448, or by visiting the SEC’s website at http://www.sec.gov.

The Portfolios’ proxy voting record for the most recent 12-month period ended June 30th is available, without charge, online at tdwaterhouse.com/products_ services/investments/cash_money_market.html. It is also available by visiting the SEC’s website at http://www.sec.gov.

The Portfolios file their complete schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q filings are available online at tdwaterhouse.com/products_services/investments/cash_ money_market.html; on the SEC’s website at http://www.sec.gov; and can be reviewed and copied at the Commission’s Public Reference Room in Washington, DC or by electronic request at publicinfo@sec.gov. For more information about these services, please call the SEC at 1-202-942-8090.

Statements of Assets and Liabilities
April 30, 2005
(Unaudited)

	Money Market Portfolio	U.S. Government Portfolio	Municipal Portfolio	California Municipal Money Market Portfolio	New York Municipal Money Market Portfolio

ASSETS
Investments in securities, at value (including repurchase agreements of $193,514,000, $480,318,000, $0, $0, and $0, respectively) (Note 2)	$6,159,728,143	$1,572,145,938	$764,993,650	$273,963,685	$139,353,318
Cash	273,381	42,836	—	—	—
Receivable for capital shares sold	56,615,417	20,251,785	9,910,135	2,436,848	1,362,147
Interest receivable	12,407,980	1,268,359	4,036,951	1,212,000	691,993
Prepaid expenses	150,980	75,563	12,464	11,295	7,778

TOTAL ASSETS	6,229,175,901	1,593,784,481	778,953,200	277,623,828	141,415,236

LIABILITIES
Payable for capital shares redeemed	80,753,975	20,956,067	13,679,527	4,977,939	4,678,749
Payable to Investment Manager and its affiliates (Note 3)	3,957,604	1,012,226	151,473	151,473	74,224
Accrued expenses	738,045	93,355	381,454	27,880	39,158
Dividends payable to shareholders	732,184	186,007	80,852	30,738	16,174
Payable for securities purchased	45,005,310	—	—	—	—
Payable to custodian	—	—	2,486,290	2,743,649	417,276

TOTAL LIABILITIES	131,187,118	22,247,655	16,779,596	7,931,679	5,225,581

NET ASSETS	$6,097,988,783	$1,571,536,826	$762,173,604	$269,692,149	$136,189,655

Net assets consist of:
Paid-in-capital	$6,097,972,543	$1,571,520,188	$762,321,171	$269,692,125	$136,197,389
Undistributed (distributions in excess of) net investment income	(1,418)	—	536	(40)	(39)

Accumulated net realized gains (losses) from security transactions	17,658	16,638	(148,103)	64	(7,695)

Net assets, at value	$6,097,988,783	$1,571,536,826	$762,173,604	$269,692,149	$136,189,655

Shares outstanding ($.0001 par value common stock, 50 billion, 20 billion, 10 billion, 10 billion and 10 billion shares authorized, respectively)	6,097,972,543	1,571,520,188	762,321,171	269,692,125	136,214,380

Net asset value, redemption price and offering price per share (Note 2)	$1.00	$1.00	$1.00	$1.00	$1.00

Please see accompanying notes to financial statements.

12	13

Statements of Operations
For the Six Months Ended April 30, 2005
(Unaudited)

	Money Market Portfolio	U.S. Government Portfolio	Municipal Portfolio	California Municipal Money Market Portfolio	New York Municipal Money Market Portfolio

INVESTMENT INCOME
Interest income	$73,502,610	$17,673,674	$6,951,291	$2,489,286	$1,310,653

EXPENSES
Investment management fees (Note 3)	9,956,054	2,554,237	1,306,145	458,727	247,784
Shareholder servicing fees (Note 3)	7,429,856	1,841,688	932,963	327,663	176,989
Transfer agent fees (Note 3)	5,943,935	1,473,363	746,377	262,133	141,593
Administration fees (Note 3)	2,971,913	736,668	373,182	131,064	70,795
Directors’ fees (Note 4)	4,432	4,389	4,399	4,348	4,381
Shareholder reports and mailing	463,728	64,035	15,836	4,443	5,094
Custody fees	236,613	54,677	33,925	13,166	7,336
Registration fees	27,605	34,128	24,350	20,252	18,936
Professional fees	71,967	21,661	14,310	9,326	14,328
Other expenses	91,313	19,241	13,802	6,953	6,334

TOTAL EXPENSES	27,197,416	6,804,087	3,465,289	1,238,075	693,570

Fees waived by the Investment Manager and its affiliates (Note 3)	(2,818,543)	(762,806)	(436,688)	(318,695)	(196,151)
Reduction in custody fees due to earnings credits (Note 2)	(8,857)	(550)	(5,801)	(1,921)	(1,847)

NET EXPENSES	24,370,016	6,040,731	3,022,800	917,459	495,572

NET INVESTMENT INCOME	49,132,594	11,632,943	3,928,491	1,571,827	815,081

NET REALIZED GAINS (LOSSES) FROM SECURITY TRANSACTIONS	(12,808)	3,957	(135,876)	64	(7,695)

NET INCREASE IN NET ASSETS FROM OPERATIONS	$49,119,786	$11,636,900	$3,792,615	$1,571,891	$807,386

Please see accompanying notes to financial statements.

14	15

Statements of Changes in Net Assets

	Money Market Portfolio		U.S. Government Portfolio		Municipal Portfolio

	Six Months Ended April 30, 2005 (Unaudited)	Year Ended October 31, 2004	Six Months Ended April 30, 2005 (Unaudited)	Year Ended October 31, 2004	Six Months Ended April 30, 2005 (Unaudited)	Year Ended October 31, 2004
OPERATIONS:
Net investment income	$49,132,594	$37,330,187	$11,632,943	$6,989,065	$3,928,491	$2,916,209
Net realized gains (losses) from security transactions	(12,808)	564,736	3,957	56	(135,876)	(7,201)

Net increase in net assets from operations	49,119,786	37,894,923	11,636,900	6,989,121	3,792,615	2,909,008

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(49,133,581)	(37,330,618)	(11,632,943)	(6,989,065)	(3,927,955)	(2,916,209)
From net realized gains on security transactions	(564,736)	—	(56)	—	—	—

Total dividends and distributions to shareholders	(49,698,317)	(37,330,618)	(11,632,999)	(6,989,065)	(3,927,955)	(2,916,209)

CAPITAL SHARE TRANSACTIONS ($1.00 per share):
Proceeds from shares sold	9,395,920,623	20,223,111,761	2,780,593,764	4,887,658,833	1,412,326,976	2,479,672,834
Shares issued in reinvestment of dividends	49,578,144	36,808,189	11,595,517	6,855,998	3,901,362	2,868,276
Payments for shares redeemed	(9,599,384,778)	(22,915,273,680)	(2,705,461,066)	(4,978,594,540)	(1,394,403,891)	(2,460,499,671)

Net increase (decrease) in net assets from capital share transactions	(153,886,011)	(2,655,353,730)	86,728,215	(84,079,709)	21,824,447	22,041,439

TOTAL INCREASE (DECREASE) IN NET ASSETS	(154,464,542)	(2,654,789,425)	86,732,116	(84,079,653)	21,689,107	22,034,238

NET ASSETS:
Beginning of period	6,252,453,325	8,907,242,750	1,484,804,710	1,568,884,363	740,484,497	718,450,259

End of period	$6,097,988,783	$6,252,453,325	$1,571,536,826	$1,484,804,710	$762,173,604	$740,484,497

Undistributed (distributions in excess of) net investment income	$(1,418)	$(431)	$—	$—	$536	$—

Please see accompanying notes to financial statements.

16	17

Statements of Changes in Net Assets

	California Municipal Money Market Portfolio		New York Municipal Money Market Portfolio

	Six Months Ended April 30, 2005 (Unaudited)	Year Ended October 31, 2004	Six Months Ended April 30, 2005 (Unaudited)	Year Ended October 31, 2004

OPERATIONS:
Net investment income	$1,571,827	$1,191,171	$815,081	$607,523
Net realized gains (losses) from security transactions	64	19,218	(7,695)	—

Net increase in net assets from operations	1,571,891	1,210,389	807,386	607,523

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,571,867)	(1,191,171)	(815,081)	(607,562)
From net realized gains on security transactions	(18,904)	—	—	—

Total dividends and distributions to shareholders	(1,590,771)	(1,191,171)	(815,081)	(607,562)

CAPITAL SHARE TRANSACTIONS ($1.00 per share):
Proceeds from shares sold	421,521,648	719,855,566	236,109,412	375,076,943
Shares issued in reinvestment of dividends	1,582,896	1,170,865	809,783	598,056
Payments for shares redeemed	(412,705,248)	(717,698,686)	(241,040,973)	(385,679,444)

Net increase (decrease) in net assets from capital share transactions	10,399,296	3,327,745	(4,121,778)	(10,004,445)

TOTAL INCREASE (DECREASE) IN NET ASSETS	10,380,416	3,346,963	(4,129,473)	(10,004,484)

NET ASSETS:
Beginning of period	259,311,733	255,964,770	140,319,128	150,323,612

End of period	$269,692,149	$259,311,733	$136,189,655	$140,319,128

Distributions in excess of net investment income	$(40)	$—	$(39)	$(39)

Please see accompanying notes to financial statements.

18	19

Financial Highlights

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund’s financial statements.

	Money Market Portfolio

	Six Months Ended April 30, 2005 (Unaudited)		Year Ended October 31, 2004	Year Ended October 31, 2003	Year Ended October 31, 2002	Year Ended October 31, 2001	Year Ended October 31, 2000
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Net investment income	0.008		0.005	0.006	0.015	0.044	0.056

Dividends from net investment income	(0.008)		(0.005)	(0.006)	(0.015)	(0.044)	(0.056)
Distributions from net realized gains on security transactions	(0.000	)*	—	(0.000)*	—	—	—

Net asset value, end of period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

RATIOS
Ratio of total expenses to average net assets	0.91	%(B)	0.91%	0.90%	0.90%	0.92%	0.92%
Ratio of net expenses to average net assets	0.82	%(B)	0.82%	0.77%	0.77%	0.75%	0.75%
Ratio of net investment income to average net assets	1.65	%(B)	0.49%	0.64%	1.46%	4.29%	5.69%

SUPPLEMENTAL DATA
Total investment return (A)	0.83%		0.52%	0.65%	1.48%	4.45%	5.74%

Net assets, end of period	$6,097,988,783		$6,252,453,325	$8,907,242,750	$8,593,706,212	$7,837,492,302	$6,155,863,489

Average net assets	$5,998,723,031		$7,550,940,664	$8,636,511,932	$8,190,289,039	$7,201,241,377	$5,519,126,965

*	Amount represents less than $0.001 per share.
(A)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.
(B)	Annualized.

Please see accompanying notes to financial statements.

20	21

Financial Highlights

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund’s financial statements.

	U.S. Government Portfolio

	Six Months Ended April 30, 2005 (Unaudited)		Year Ended October 31, 2004	Year Ended October 31, 2003	Year Ended October 31, 2002	Year Ended October 31, 2001	Year Ended October 31, 2000
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Net investment income	0.008		0.004	0.006	0.014	0.042	0.054

Dividends from net investment income	(0.008)		(0.004)	(0.006)	(0.014)	(0.042)	(0.054)
Distributions from net realized gains on security transactions	(0.000	)*	—	(0.000)*	—	—	—

Net asset value, end of period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

RATIOS
Ratio of total expenses to average net assets	0.92	%(B)	0.92%	0.92%	0.93%	0.94%	0.94%
Ratio of net expenses to average net assets	0.82	%(B)	0.82%	0.78%	0.77%	0.75%	0.75%
Ratio of net investment income to average net assets	1.58	%(B)	0.45%	0.55%	1.36%	4.13%	5.41%

SUPPLEMENTAL DATA
Total investment return (A)	0.78%		0.45%	0.56%	1.37%	4.31%	5.56%

Net assets, end of period	$1,571,536,826		$1,484,804,710	$1,568,884,363	$1,270,725,107	$1,181,666,805	$891,799,338

Average net assets	$1,486,913,882		$1,561,665,079	$1,292,118,256	$1,210,024,354	$1,020,855,050	$901,031,857

*	Amount represents less than $0.001 per share.
(A)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.
(B)	Annualized.

Please see accompanying notes to financial statements.

22	23

Financial Highlights

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund’s financial statements.

	Municipal Portfolio

	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	April 30, 2005		October 31,	October 31,	October 31,	October 31,	October 31,
	(Unaudited)		2004	2003	2002	2001	2000

PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Net investment income	0.005		0.004	0.005	0.010	0.027	0.034

Dividends from net investment income	(0.005)		(0.004)	(0.005)	(0.010)	(0.027)	(0.034)

Net asset value, end of period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

RATIOS
Ratio of total expenses to average net assets	0.93	%(B)	0.93%	0.92%	0.94%	0.94%	0.95%
Ratio of net expenses to average net assets	0.81	%(B)	0.81%	0.76%	0.76%	0.74%	0.74%
Ratio of net investment income to average net assets	1.05	%(B)	0.38%	0.48%	0.98%	2.67%	3.40%

SUPPLEMENTAL DATA
Total investment return(A)	0.52%		0.39%	0.48%	0.98%	2.74%	3.45%

Net assets, end of period	$762,173,604		$740,484,497	$718,450,259	$672,346,210	$648,756,171	$523,567,900

Average net assets	$753,246,270		$758,867,575	$716,364,898	$659,741,138	$608,775,666	$505,599,538

(A)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.
(B)	Annualized.

Please see accompanying notes to financial statements.

24	25

Financial Highlights

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund’s financial statements.

	California Municipal Money Market Portfolio

	Six Months		Year	Year	Year	Year	Period
	Ended		Ended	Ended	Ended	Ended	Ended
	April 30, 2005		October 31,	October 31,	October 31,	October 31,	October 31,
	(Unaudited)		2004	2003	2002	2001	2000*

PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Net investment income	0.006		0.005	0.004	0.009	0.024	0.005

Distributions from net investment income	(0.006)		(0.005)	(0.004)	(0.009)	(0.024)	(0.005)
Distributions from net realized gains on security transactions	(0.000	)**	—	—	—	—	—

Net asset value, end of period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

RATIOS
Ratio of total expenses to average net assets	0.94	%(B)	0.94%	0.94%	0.94%	0.94%	1.15	%(B)
Ratio of net expenses to average net assets	0.70	%(B)	0.70%	0.65%	0.65%	0.65%	0.65	%(B)
Ratio of net investment income to average net assets	1.20	%(B)	0.46%	0.45%	0.87%	2.34%	2.95	%(B)

SUPPLEMENTAL DATA
Total investment return(A)	0.60%		0.46%	0.45%	0.87%	2.38%	2.96	%(B)

Net assets, end of period	$269,692,149		$259,311,733	$255,964,770	$256,338,547	$231,483,361	$214,545,918

Average net assets	$264,539,742		$259,374,649	$256,329,078	$242,095,438	$228,193,975	$224,605,169

*	Portfolio commenced operations on September 1, 2000.
**	Amount represents less than $0.001 per share.
(A)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.
(B)	Annualized.

Please see accompanying notes to financial statements.

26	27

Financial Highlights

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund’s financial statements.

	New York Municipal Money Market Portfolio

	Six Months		Year	Year	Year	Year	Period
	Ended		Ended	Ended	Ended	Ended	Ended
	April 30, 2005		October 31,	October 31,	October 31,	October 31,	October 31,
	(Unaudited)		2004	2003	2002	2001	2000*

PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Net investment income	0.006		0.004	0.004	0.009	0.025	0.006

Distributions from net investment income	(0.006)		(0.004)	(0.004)	(0.009)	(0.025)	(0.006)
Distributions from net realized gains on security transactions	—		—	(0.000)**	—	—	—

Net asset value, end of period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

RATIOS
Ratio of total expenses to average net assets	0.98	%(B)	0.97%	0.96%	0.97%	0.95%	1.22	%(B)
Ratio of net expenses to average net assets	0.70	%(B)	0.70%	0.65%	0.65%	0.65%	0.65	%(B)
Ratio of net investment income to average net assets	1.15	%(B)	0.43%	0.45%	0.87%	2.44%	3.53	%(B)

SUPPLEMENTAL DATA
Total investment return(A)	0.57%		0.43%	0.46%	0.87%	2.53%	3.54	%(B)

Net assets, end of period	$136,189,655		$140,319,128	$150,323,612	$149,269,604	$132,893,862	$100,705,806

Average net assets	$142,893,425		$141,606,419	$156,579,143	$144,026,670	$119,680,318	$101,951,165

*	Portfolio commenced operations on September 1, 2000.
**	Amount represents less than $0.001 per share.
(A)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.
(B)	Annualized.

Please see accompanying notes to financial statements.

28	29

TD WATERHOUSE FAMILY OF FUNDS, INC.
Notes to Financial Statements – April 30, 2005 (Unaudited)

Note 1 — Organization

TD Waterhouse Family of Funds, Inc. (the “Fund”) was organized as a Maryland corporation on August 16, 1995. The Fund is registered as an open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “Act”). Shares of the Fund are registered under the Securities Act of 1933, as amended. The Fund currently has five money market portfolios (each a “Portfolio” and collectively the “Portfolios”). Each Portfolio is a diversified investment portfolio, except for the California Municipal Money Market and New York Municipal Money Market Portfolios (“California Portfolio” and “New York Portfolio,” respectively), which are non-diversified. The investment objective of each diversified Portfolio is to seek maximum current income to the extent consistent with liquidity and preservation of capital and a stable share price of $1.00 per share. The investment objective of each of the California and New York Portfolios is to seek maximum current income that is exempt from federal and California State or New York State and City (as applicable) income taxes, to the extent consistent with liquidity and preservation of capital and a stable share price of $1.00 per share. The Money Market Portfolio has the flexibility to invest broadly in U.S. dollar-denominated securities of domestic and foreign issuers. The U.S. Government Portfolio offers an added measure of safety by investing exclusively in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Municipal Portfolio offers investors Federal tax-exempt income by investing primarily in municipal securities. The California and New York Portfolios offer investors tax-exempt income on a Federal level by investing primarily in municipal securities, along with tax-exempt income in their respective states.

Note 2 — Significant Accounting Policies

The following is a summary of the Fund’s significant accounting policies:

Use of Estimates — The Fund’s financial statements are prepared in accordance with U.S. generally accepted accounting priniciples, which require the use of management estimates and assumptions. Actual results could differ from these estimates.

Computation of Net Asset Value — It is each Portfolio’s policy to maintain a continuous net asset value of $1.00 per share. Each Portfolio has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that each Portfolio will be able to maintain a stable net asset value of $1.00 per share.

Securities Valuation — Each Portfolio’s securities are valued using the amortized cost method, which approximates market value. The amortized cost method involves initially valuing a security at its original cost and thereafter assuming a

TD WATERHOUSE FAMILY OF FUNDS, INC.
Notes to Financial Statements – April 30, 2005 (Unaudited)

constant amortization to maturity of any discount or premium. At April 30, 2005, the cost of investments of each Portfolio for Federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Repurchase Agreements — Each Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by TD Asset Management USA Inc. (the Fund’s “Investment Manager”), subject to the seller’s agreement to repurchase and the Portfolio’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Investment Income — Interest income, including amortization of discounts and premiums on securities, is accrued as earned.

Expense Offset Arrangement — The Portfolios have an arrangement with their custodian bank whereby the Portfolios receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. Conversely, the Portfolios are charged a fee (i.e. “earnings debits”) by their custodian when negative cash balances are maintained. For financial reporting purposes, the Portfolios include net earnings debits in custody fees and net earnings credits as an expense offset in the Statements of Operations.

Dividends and Distributions to Shareholders — Dividends arising from net investment income are declared daily and paid monthly. Net realized short-term capital gain, if any, may be distributed during the year and net realized long-term capital gain, if any, is distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations.

Securities Transactions — Securities transactions are accounted for on the trade date. Realized gains and losses from securities transactions are recorded on a specific identification basis.

Expenses — Expenses directly attributable to each Portfolio are charged to that Portfolio’s operations. Expenses which are applicable to all Portfolios are allocated on a pro rata basis.

TD WATERHOUSE FAMILY OF FUNDS, INC.
Notes to Financial Statements – April 30, 2005 (Unaudited)

Note 3 — Investment Management Fees and Other Transactions with Affiliates of the Investment Manager

Under the terms of an Investment Management Agreement with the Investment Manager, a wholly-owned subsidiary of The Toronto-Dominion Bank, for the investment management services furnished to each Portfolio, such Portfolio pays the Investment Manager an annual investment management fee, on a graduated basis, equal to 0.35 of 1% of the first $1 billion of average daily net assets of each such Portfolio, 0.34 of 1% of the next $1 billion, and 0.33 of 1% of average daily net assets of each such Portfolio over $2 billion. For the six months ended April 30, 2005, the Investment Manager voluntarily waived $1,066,903, $294,945, $169,823, $123,937 and $76,282 of its investment management fee for the Money Market, U.S. Government, Municipal, California and New York Portfolios, respectively.

TD Waterhouse Investor Services, Inc. (“TD Waterhouse”), an affiliate of the Investment Manager, had been retained under an Administration Agreement to perform certain administrative services for each Portfolio. For such administrative services, each Portfolio pays TD Waterhouse a monthly fee at an annual rate of 0.10 of 1% of each Portfolio’s average daily net assets. For the six months ended April 30, 2005, TD Waterhouse voluntarily waived $318,480, $85,066, $48,521, $35,411 and $21,794 of its administrative fee for the Money Market, U.S. Government, Municipal, California and New York Portfolios, respectively.

TD Waterhouse has been retained under a Shareholder Services Agreement to perform certain shareholder services necessary for the operation of each Portfolio. The shareholder service plan adopted by the Fund provides that each Portfolio pays TD Waterhouse a monthly fee at an annual rate of 0.25 of 1% of average daily net assets. For the six months ended April 30, 2005, TD Waterhouse voluntarily waived $796,200, $212,664, $121,302, $88,526 and $54,486 of its shareholder servicing fees for the Money Market, U.S. Government, Municipal, California and New York Portfolios, respectively.

The Fund has entered into a Transfer Agency and Dividend Disbursing Agency Agreement with National Investor Services Corp. (the “Transfer Agent”), an affiliate of the Investment Manager, to perform transfer agency and dividend disbursing agency-related services. For such services, each Portfolio pays the Transfer Agent a monthly fee at an annual rate of 0.20 of 1% of average daily net assets. For the six months ended April 30, 2005, the Transfer Agent voluntarily waived $636,960, $170,131, $97,042, $70,821 and $43,589 of its transfer agency and dividend disbursing agency fees for the Money Market, U.S. Government, Municipal, California and New York Portfolios, respectively.

TD WATERHOUSE FAMILY OF FUNDS, INC.
Notes to Financial Statements – April 30, 2005 (Unaudited)

Note 4 — Directors’ Fees

Each Director who is not an “interested person” as defined in the Act, who serves on the Board of Directors/Trustees of one or more investment companies in the “Fund Complex” (which includes the Fund, TD Waterhouse Trust and TD Waterhouse Plus Funds, Inc.), receives, in the aggregate:

1.	a base annual retainer of $15,000, payable quarterly,

2.	a supplemental annual retainer of $6,000, if serving on the Board of Directors/Trustees of two companies in the Fund Complex, and

3.	an additional supplemental annual retainer of $2,500, if serving on the Board of Directors/Trustees of three companies in the Fund Complex, and

4.	a meeting fee of $3,000 for each meeting attended.

Directors’ fees are allocated among the companies and the respective portfolios.

Note 5 — Credit Risk

The California and New York Portfolios follow an investment policy of investing primarily in municipal obligations of one state (as indicated by the name of the respective Portfolio). Economic changes affecting the respective state and related public bodies and municipalities may affect the ability of issuers within such state to pay interest on, or repay principal of, municipal obligations held by the California or New York Portfolios.

Note 6 — Federal Income Taxes

It is each Portfolio’s policy to continue to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Portfolio so qualifies, and distributes at least 90% of its taxable net income, the Portfolio (not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Portfolio’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gain (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Portfolios that may be carried forward for a maximum period of eight years and applied against future capital gains. As of October 31, 2004, the

TD WATERHOUSE FAMILY OF FUNDS, INC.
Notes to Financial Statements – April 30, 2005 (Unaudited)

following Portfolio had capital loss carryforwards available to offset future capital gains, if any:

	Expiring October 31,

	2010	2011	2012	Total

Municipal Portfolio	$1,634	$3,231	$7,201	$12,066

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2004 were all ordinary income with respect to the Money Market and U.S. Government Portfolios and all tax-exempt income with respect to the Municipal, California and New York Portfolios. The tax character of distributions to be paid for the year ended October 31, 2005 will be determined at the end of the current fiscal year.

As of October 31, 2004, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Other Temporary Differences

Money Market Portfolio	$—	$642,195	$564,736	$—	$(612,160)

U.S. Government Portfolio	—	159,573	—	—	(146,836)

Municipal Portfolio	54,099	—	—	(12,066)	(54,260)

California Portfolio	22,863	—	18,904	—	(22,863)

New York Portfolio	10,837	—	—	—	(10,876)

Note 7 — Subsequent Event

Effective May 31, 2005, due to a corporate restructuring, the Investment Manager became a direct wholly-owned subsidiary of the Toronto-Dominion Bank; and TD Investment Management Inc., the sub-adviser to several of the TD Waterhouse Trust Funds, merged with and into the Investment Manager, with the surviving entity being known as TD Asset Management USA Inc.

Effective May 31, 2005 TD Asset Management USA Inc. replaced TD Waterhouse as the Administrator, for the Portfolios. The administrative services are now provided through TD Asset Management USA Inc.

TD WATERHOUSE FAMILY OF FUNDS, INC.
Money Market Portfolio • Schedule of Investments
April 30, 2005
(UNAUDITED)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	CORPORATE OBLIGATIONS

	ASSET-BACKED OBLIGATIONS—8.9%
$25,915,000	Aquinas Funding LLC, due 5/5/05 (Credit: MBIA; Rabobank Nederland) (Note E)	2.46	$25,908,003
50,000,000	Capital One Auto Finance Trust, Ser. 2005-A, Cl. A1, 3.19%, due 4/15/06 (GTY: AMBAC)	3.19	50,000,000
50,000,000	CAFCO, LLC, due 8/31/05 (Note E)	3.21	49,462,861
100,000,000	LEAFs, LLC, 3.00%, due 5/20/05 (Credit: AIG) (Notes A, E)	3.00	100,000,000
40,000,000	LEAFs, LLC, 2.99%, due 5/20/05 (Credit: AIG) (Notes A, E)	2.99	40,000,000
45,000,000	Liberty Lighthouse U.S. Capital Co., LLC, 3.20%, due 7/11/05 (Note E)	3.13	45,005,310
72,000,000	Metropolitan Life Global Funding I, Ser. 2003-2, 3.13%, due 5/31/05 (Notes A, E)	3.13	72,000,000
140,000,000	RACERS Trust, Ser. 2004-6-MM, 3.00%, due 5/23/05 (GTY: Lehman Bros. Holdings, Inc.) (Notes A, E)	3.00	140,000,000
20,000,000	UPFC Auto Receivables Trust, Ser. 2005-A, Cl A-1, 3.12%, due 4/17/06 (GTY: AMBAC)	1.13	20,000,000

			542,376,174

	BROKER/DEALER OBLIGATIONS—15.6%
195,000,000	Goldman Sachs Group, Inc., 2.94%, due 5/16/05 (Notes A, E)	2.94	195,000,000
90,000,000	Goldman Sachs Group, Inc., 3.16%, due 6/15/05 (Notes A, E)	3.08	90,000,000
335,000,000	Merrill Lynch & Co., Inc., 3.06%, due 5/11/05 (Note A)	3.06	335,000,000
35,000,000	Morgan Stanley, 2.90%, due 5/4/05 (Note A)	2.90	35,000,000
43,800,000	Morgan Stanley, 3.07%, due 5/16/05 (Note A)	3.07	43,800,000
250,000,000	Morgan Stanley, 2.95%, due 5/16/05 (Note A)	2.95	250,000,000

			948,800,000

	EXTENDIBLE COMMERCIAL NOTES—1.6%
50,000,000	ASAP Funding Inc., 2.86%, due 5/5/05 (Credit: Bank of America Corp.; Citigroup, Inc.) (Notes A, E, F)	2.86	49,984,167
50,000,000	ASAP Funding Inc., 3.02%, due 6/15/05 (Credit: Bank of America Corp.; Citigroup, Inc.) (Notes A, E, F)	3.02	49,812,500

			99,796,667

TD WATERHOUSE FAMILY OF FUNDS, INC.
Money Market Portfolio • Schedule of Investments
April 30, 2005
(UNAUDITED)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	FINANCE & INSURANCE OBLIGATIONS—7.4%
$200,000,000	American Express Credit Corp., 2.95%, due 5/5/05 (Note A)	2.95	$200,000,000
75,500,000	Associates Corp. of N.A., 3.19%, due 6/27/05 (Note A)	3.19	75,500,000
100,000,000	General Electric Capital Corp., 3.07%, due 5/17/05 (Note A)	2.92	100,118,824
3,700,000	Kokomo Grain Co., Inc., Ser 2002-A, 3.11%, due 5/7/05 (LOC: General Electric Capital Corp.) (Notes A, C, E)	3.11	3,700,000
48,377,000	Meridian Funding Co., LLC, Extendible MTN, 3.18%, due 5/30/05 (GTY: MBIA) (Note A)	3.18	48,377,000
22,000,000	Sigma Finance Inc., 1.50%, due 5/20/05	2.18	21,992,215

			449,688,039

	FUNDING AGREEMENTS—4.5%
275,000,000	Metropolitan Life Insurance Co., 3.25%, due 7/1/05 (Notes A, B)	3.25	275,000,000

	INDUSTRIAL & OTHER COMMERCIAL PAPER—0.9%
6,350,353	Amtrak Trust 93-A, Ser. A, 3.05% (GTY: General Electric Co.) (Note C)	3.05	6,350,353
19,751,418	Amtrak Trust 93-B, Ser. A, 3.05% (GTY: General Electric Co.) (Note C)	3.05	19,751,418
15,572,070	Amtrak Trust 93-B, Ser. B, 3.05% (GTY: General Electric Co.) (Note C)	3.05	15,572,070
6,300,000	CFM International, Inc., Ser 1999A, 3.05% (GTY: General Electric Co.) (Note C)	3.05	6,300,000
10,000,000	Frontenac Properties, Inc., 3.25% (GTY: Sisters of Mercy Health Systems, Inc.) (Note C)	3.25	10,000,000

			57,973,841

	LOAN PARTICIPATIONS—1.1%
56,200,000	Cos-Mar Company, 3.04%, due 5/25/05 (GTY: General Electric Co.) (Notes A, B)	3.04	56,200,000
10,000,000	Wellesley College, 2.76%, due 5/2/05 (Note B)	2.76	10,000,000

			66,200,000

	TOTAL CORPORATE OBLIGATIONS—40.0%		2,439,834,721

TD WATERHOUSE FAMILY OF FUNDS, INC.
Money Market Portfolio • Schedule of Investments
April 30, 2005
(UNAUDITED)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	BANK OBLIGATIONS

	BANK COMMERCIAL PAPER—2.1%
$60,000,000	Irish Life & Permanent PLC, 3.04%, due 7/5/05 (Notes A, E)	3.04	$59,672,833
68,000,000	Irish Life & Permanent PLC, 3.32%, due 10/5/05 (Notes A, E)	3.32	67,033,229

			126,706,062

	BANK NOTES—16.7%
85,000,000	Bank of New York Co., Inc., 3.06%, due 5/27/05 (Note A)	3.06	85,000,000
240,000,000	Bayerische Landesbank GZ, 3.01%, due 5/24/05 (Note A)	3.01	240,000,000
125,000,000	Irish Life & Permanent PLC, 3.00%, due 5/23/05 (Note A)	2.99	124,987,084
25,000,000	Royal Bank of Canada, 2.93%, due 5/10/05 (Note A)	2.93	25,000,000
60,000,000	Wells Fargo & Co., 2.92%, due 5/3/05 (Note A)	2.92	60,000,000
85,000,000	Wells Fargo & Co., 3.02%, due 5/16/05 (Note A)	3.02	85,000,000
165,000,000	Wells Fargo & Co., 2.92%, due 5/16/05 (Note A)	2.92	165,000,000
165,000,000	WestLB AG New York, 2.92%, due 5/10/05 (Note A)	2.92	165,000,000
70,000,000	Westpac Banking Corp. NY, 2.99%, due 6/13/05 (Note A)	2.99	70,000,000

			1,019,987,084

	DOMESTIC BANK SUPPORTED OBLIGATIONS—7.5%
2,835,000	ACF Parking Ltd., Adj. Rate Tax. Secs., Ser. 2002, 3.06% (LOC: Fifth Third Bank) (Note C)	3.02	2,835,000
4,265,000	Anacortes Class Assets, LLC, Ser. 2003A, 3.06% (LOC: Bank of America, N.A.) (Note C)	3.02	4,265,000
4,200,000	Belmay, Inc., Multi-Mode Rev. Bonds, Ser. 1999, 3.26% (LOC: Bank of New York) (Note C)	3.22	4,200,000
6,820,000	B.F. Fort Meyers, Inc., B.F. South, Inc. U.B., Ltd. Adj. Rate Tax. Secs., Ser. 2002, 3.06% (LOC: Fifth Third Bank) (Note C)	3.02	6,820,000
7,005,000	Black Property Management, LLC, Adj. Rate Tax. Secs., Ser. 2002, 3.06% (LOC: Fifth Third Bank) (Note C)	3.02	7,005,000
9,155,000	Blue Hen Hotel LLC, (Univ. of DE Proj.), Ser. 2001, 3.06% (Credit: PNC Bank, N.A.; Univ. of DE) (Note C)	3.02	9,155,000

TD WATERHOUSE FAMILY OF FUNDS, INC.
Money Market Portfolio • Schedule of Investments
April 30, 2005
(UNAUDITED)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

$17,715,000	Campus Crusade for Christ, Inc., Incremental Tax., Ser. 1997, 3.08% (LOC: Wachovia Bank, N.A.) (Note C)	3.04	$17,715,000
4,800,000	CEGW, Inc., Ser. 1999, 2.95% (LOC: PNC Bank, N.A.) (Note C)	2.91	4,800,000
5,320,000	Cincinnati Museum Center, Adj. Rate Tax. Secs., Ser. 2002, 3.06% (LOC: Fifth Third Bank) (Note C)	3.02	5,320,000
10,620,000	Cooley, Inc. International Tax, Ser. 2000, 3.06% (LOC: Wachovia Bank, N.A.) (Note C)	3.02	10,620,000
9,240,000	Corp. Fin. Managers, Inc., Intergrated Loan Program, Pooled Adj. Rate Tax., Ser. B, 3.07% (LOC: Wells Fargo Bank, N.A.) (Note C)	3.03	9,240,000
10,600,000	Country Class Assets, LLC Tax., Ser. 2004A, 3.06% (LOC: Bank of America, N.A.) (Note C)	3.02	10,600,000
5,000,000	Cubba Capital, LLC Tax. Adj. Rate Notes, Ser.2005A, 3.10% (LOC: Comerica Bank) (Note C)	3.06	5,000,000
2,340,000	Daniel E. Pilarczyk, Archbishop of Cinn., Trustee for Archbishop Moeller H.S., Adj. Rate Tax. Secs., Ser. 2003, 3.06% (LOC: Fifth Third Bank) (Note C)	3.02	2,340,000
6,200,000	DAPSCO, Inc., Tax., Ser. 2002, 3.06% (LOC: Fifth Third Bank) (Note C)	3.02	6,200,000
3,905,000	Dayton Freight Lines, Inc., Ser. 2001, 3.06% (LOC: Fifth Third Bank) (Note C)	3.02	3,905,000
22,775,000	Dominican Sisters, St. Mary’s of the Springs, Tax., Ser. 2000, 3.06% (LOC: Fifth Third Bank) (Note C)	3.02	22,775,000
5,185,000	Dormont Manufacturing Co., Ser. 2000A, 2.91% (LOC: PNC Bank, N.A.) (Note C)	2.87	5,185,000
12,700,000	EPI Corp., Tax Adj. Rate Notes, Ser. 1998, 2.91% (LOC: PNC Bank, N.A.) (Note C)	2.91	12,700,000
6,360,000	EXAL Corp., Ser. 2001, 3.06% (LOC: Fifth Third Bank) (Note C)	3.02	6,360,000
9,000,000	Fresh Advantage, Inc., Tax., Ser. A, 3.11% (LOC: Wachovia Bank, N.A.) (Note C)	3.11	9,000,000
5,515,000	General Secretariat of the OAS, Tax., Ser. A, 3.02% (LOC: Bank of America, N.A.) (Note C)	2.98	5,515,000
4,430,000	Gilligan Oil Co., Adj. Rate Tax. Secs., Ser. 2002, 3.06% (LOC: Fifth Third Bank) (Note C)	3.02	4,430,000
2,905,000	Grand Rapids Christian Schools Assoc. Adj.Rate Tax. Secs., Ser. 2003, 3.06% (LOC: Fifth Third Bank) (Note C)	3.06	2,905,000
1,600,000	Gutwein & Co., Inc. and Gutwein Properties LLC, Adj. Rate Tax. Secs., Ser. 2003, 3.06% (LOC: Fifth Third Bank) (Note C)	3.02	1,600,000
1,900,000	J.P.S. Properties Diversified, Inc. Adj. Rate Tax. Secs., Ser. 2002, 3.06% (LOC: Fifth Third Bank) (Note C)	3.02	1,900,000

TD WATERHOUSE FAMILY OF FUNDS, INC.
Money Market Portfolio • Schedule of Investments
April 30, 2005
(UNAUDITED)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

$3,470,000	Kappa Alpha Theta Fraternity, Inc., Ser. 2001, 3.00% (LOC: Fifth Third Bank) (Note C)	2.96	$3,470,000
3,020,000	Liter’s, Inc., Adj. Rate Tax. Secs., Ser. 2002, 3.06%, (LOC: Fifth Third Bank) (Note C)	3.02	3,020,000
40,000,000	LP Pinewood SPV, LLC, Increment Tax., Ser. 2003, 3.06% (LOC: Wachovia Bank, N.A.) (Note C)	3.02	40,000,000
50,000,000	NATC California, LLC, due 7/20/05 (LOC: JPMorgan Chase Bank, N.A.)	3.09	49,662,596
12,090,000	Pitney Roads Partners, LLC Tax., Ser. 2003A, 3.11% (LOC: Fleet National Bank) (Note C)	3.11	12,090,000
50,000,000	Provena Health CP Rev. Notes, Ser. 1998, due 5/3/05 (LIQ: JPMorgan Chase Bank, N.A.)	2.88	49,992,028
7,150,000	R.M.D Corp., Tax., Ser. 2001, 3.06% (LOC: Fifth Third Bank) (Note C)	3.02	7,150,000
3,000,000	Rockwall Dirt Co., Ltd., (Floating Rate Option Notes) Tax., 3.16% (LOC: Bank One, N.A.) (Note C)	3.12	3,000,000
25,000,000	Salvation Army Tax. Rev. Bonds, Ser. 2005A, 3.04% (LOC: Bank of New York) (Note C)	3.00	25,000,000
6,500,000	Savannah College of Art & Design, Inc. Tax., Ser. 2004, 3.06% (LOC: Bank of America, N.A.) (Note C)	3.02	6,500,000
5,685,000	Sawmill Creek Lodge Co., Ltd., Adj. Rate Tax. Secs., Ser. 2002, 3.06% (LOC: Fifth Third Bank) (Note C)	3.02	5,685,000
3,000,000	Skeletal Properties, LLC and Tri-State Orthopaedic Surgeons, Inc. Adj. Rate Tax. Secs., Ser. 2003, 3.06% (LOC: Fifth Third Bank) (Note C)	3.02	3,000,000
3,800,000	Sound Class Assets, LLC, Ser. 2003A, 3.06% (LOC: Bank of America, N.A.) (Note C)	3.02	3,800,000
1,411,000	SouthCorr, LLC, Tax., Ser. 2001, 3.06% (LOC: Wachovia Bank, N.A.) (Note C)	3.02	1,411,000
4,090,000	Stech LLP, Tax Adj. Rate Bonds, Ser. 1998, 2.91% (LOC: PNC Bank, N.A.) (Note C)	2.87	4,090,000
10,800,000	Tacoma Goodwill Industries, Tax., Ser. 2003, 3.02% (LOC: Bank of America, N.A.) (Note C)	2.98	10,800,000
3,775,000	Team Rahal of Pittsburg, Inc., Tax., Ser. 2002, 3.09% (LOC: PNC Bank, N.A.) (Note C)	3.05	3,775,000
4,705,000	The Scranton Times, LP, Ser. 1997, 3.05% (LOC: PNC Bank, N.A.) (Note C)	3.05	4,705,000
10,485,000	Triad Group, Inc., Ser. 1997, 3.08% (LOC: Wachovia Bank, N.A.) (Note C)	3.04	10,485,000
13,885,000	Turfway Park, LLC, Tax., Ser. 2001, 3.06% (LOC: Fifth Third Bank) (Note C)	3.02	13,885,000
3,200,000	Two Gateway LP, Adj. Rate Tax. Secs., Ser. 2002, 3.06% (LOC: Fifth Third Bank) (Note C)	3.02	3,200,000

TD WATERHOUSE FAMILY OF FUNDS, INC.
Money Market Portfolio • Schedule of Investments
April 30, 2005
(UNAUDITED)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

$1,690,000	Wagner Moving & Storage, Inc., Adj. Rate Tax. Secs., Ser. 2002, 3.06% (LOC: Fifth Third Bank) (Note C)	3.02	$1,690,000
3,000,000	Wisconsin Heart Hosp. LLC, Tax., Rev. Bonds, Ser. 2003, 3.05% (LOC: Bank One, N.A.) (Note C)	3.01	3,000,000
3,100,000	Yuengling Beer Co., Inc., Ser. 1999A, 2.86% (LOC: PNC Bank, N.A.) (Notes C, E)	2.82	3,100,000

			454,900,624

	DOMESTIC/YANKEE CERTIFICATES OF DEPOSIT—4.8%
257,000,000	Canadian Imperial Bank of Commerce, 3.01%, due 5/16/05 (Note A)	3.01	257,000,000
35,000,000	Fortis Bank, 2.19%, due 6/9/05	2.27	34,996,842

			291,996,842

	EURODOLLAR BANK CERTIFICATES OF DEPOSIT—0.8%
50,000,000	Calyon, 3.31%, due 9/29/05	3.31	49,996,907

	FOREIGN BANK SUPPORTED OBLIGATIONS—8.9%
10,000,000	Banco Continental de Panama, S.A., Ser. A, due 6/3/05 (LOC: Calyon N.Y.)	2.98	9,972,867
17,000,000	Banco Continental de Panama, S.A., Ser. B, due 8/4/05 (LOC: Calyon N.Y.)	2.95	16,869,453
20,000,000	Banco Cuscatlan, S.A., due 5/17/05 (LOC: ING Bank N.V.)	2.92	19,974,133
20,000,000	Banco Cuscatlan, S.A., due 6/14/05 (LOC: ING Bank N.V.)	3.03	19,926,422
15,000,000	Banco Cuscatlan, S.A., due 6/21/05 (LOC: ING Bank N.V.)	3.04	14,935,825
20,000,000	Banco Cuscatlan, S.A., due 6/28/05 (LOC: ING Bank N.V.)	3.05	19,902,366
12,300,000	Biloa University Tax., Ser. 2004A, 3.02%, due 5/7/05 (LOC: Allied Irish Bank, PLC) (Note A)	2.98	12,300,000
12,300,000	Biloa University Tax., Ser. 2004B, 3.02%, due 5/7/05 (LOC: Allied Irish Bank, PLC) (Note A)	2.98	12,300,000
21,065,000	Franklin Avenue Assoc. LP, Tax. Var. Rate Lease Rev.Bonds, Ser. 2001 (Waco, TX Federal Courthouse and Post Office Proj.) 3.05% (Credit: Landesbank Hessen-Thueringen GZ; AMBAC) (Notes A, C, E)	3.01	21,065,000
45,000,000	HBOS Treasury Services PLC, 2.88%, due 5/3/05 (GTY: Bank of Scotland) (Note A)	2.88	45,000,000
235,000,000	HBOS Treasury Services PLC, 2.90%, due 5/20/05 (GTY: Bank of Scotland) (Note A)	2.90	235,000,432

TD WATERHOUSE FAMILY OF FUNDS, INC.
Money Market Portfolio • Schedule of Investments
April 30, 2005
(UNAUDITED)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

$66,500,000	HBOS Treasury Services PLC, 3.08%, due 6/24/05 (GTY: Bank of Scotland) (Note A)	3.08	$66,500,000
40,800,000	Redding Life Care, LLC, (Meadow Ridge Proj.) First Mtg., Tax., Ser. 1998B, 3.10% (LOC: BNP Paribas) (Note C)	3.06	40,800,000

			534,546,498

	TOTAL BANK OBLIGATIONS—40.7%		2,478,134,017

	TAXABLE MUNICIPAL OBLIGATIONS
22,000,000	Blair Cty. IDA, Tax. (Altoona-Blaire County Dev. Corp.) Ser. 2001, 3.06% (LOC: PNC Bank, N.A.) (Note C)	3.02	22,000,000
30,000,000	Calcasieu Parish Inc., LA IDB, Env. Rev. Bonds, Tax., Var. Rate Notes (CITGO Petroleum Proj.), Ser. 1996, 2.99%, due 6/15/05 (LOC: BNP Paribas)	2.99	30,000,000
30,000,000	CA Pollution Control Fin. Auth. Environ. Improv. Rev.Bonds (ARCO Proj.) Tax. Ser. 1997, 2.99%, due 6/15/05 (GTY: BP PLC) (Note E)	1.85	30,000,000
22,500,000	Catholic Univ. of America, Tax., Ser. 2004, 3.16% (SBPA: Wachovia Bank, N.A.) (Note C)	3.12	22,500,000
6,675,000	City of South Gate, CA Tax. COPs 2001, 3.17% (LOC: Wachovia Bank, N.A.) (Note C)	3.17	6,675,000
2,160,000	Colorado HFA Tax. Var. Rate Econ. Dev. Rev. Bonds, Ser. 2003B (High Country Container, Inc. Proj.), 3.14%, (LOC: Bank One, N.A.) (Note C)	3.10	2,160,000
19,844,000	Connecticut HFA Housing Mtg. Fin. Prog. Bonds, Ser. F1, 2.95%, (Credit: Landesbank Hessen-Thueringen GZ; AMBAC) (Note C)	2.95	19,844,000
19,900,000	Ill. Dev. Auth. Revenue Bonds (American College of Surgeons Proj.), Tax., Ser. 1996, 3.10% (LOC: Northern Trust Company) (Note C)	3.06	19,900,000
22,100,000	Ill. Student Asst. Comm., Student Loan Rev. Bonds Tax., Ser. 1997B, 3.00% (LOC: Bank One, N.A.) (Note C)	3.00	22,100,000
18,900,000	Ill. Student Asst. Comm., Student Loan Rev. Bonds Tax., Ser. 1998B, 3.00% (Credit: MBIA; Bank of America, N.A.) (Note C)	3.00	18,900,000
13,800,000	Ill. Student Asst. Comm., Student Loan Rev. Bonds Tax., Ser. 1998B-I, 3.00% (Credit: MBIA; Bank One, N.A.) (Note C)	3.00	13,800,000

TD WATERHOUSE FAMILY OF FUNDS, INC.
Money Market Portfolio • Schedule of Investments
April 30, 2005
(UNAUDITED)

PRINCIPAL AMOUNT		ANNUALIZED YIELD(%)	VALUE

$18,000,000	Ill. Student Asst. Comm., Student Loan Rev. Bonds Tax., Ser. 1998B-II, 3.00% (Credit: MBIA; Bank One, N.A.) (Note C)	3.00	$18,000,000
15,200,000	Ill. Student Asst. Comm., Student Loan Rev. Bonds Tax., Ser. 1999B-III, 3.00% (Credit: MBIA; Bank One, N.A.) (Note C)	3.00	15,200,000
6,740,000	IDB of the Parish of Caddo, Inc., Adj. Rate Tax. IDRB (Sealy Shreveport Industrial Loop, LP Proj.), 3.03% (LOC: Bank One, N.A.) (Note C)	2.99	6,740,000
1,000,000	Jackson County (AL) IDB (Beaulieu of America, Inc. Proj.), Tax. IDRB, Ser. 1991, 5.25% (LOC: Fortis Bank) (Note C)	5.25	1,000,000
18,500,000	Jackson Energy Auth. (Jackson, TN) Adj. Rate Rev. Bonds, Ser. 2003A, 3.02% (Credit: FGIC; Bank of America, N.A.) (Note C)	2.98	18,500,000
18,200,000	Miss. Bus. Fin. Corp. Rev. Bonds (Dollar Tree Proj.) Ser. 1998, 3.08% (LOC: Wachovia Bank, N.A.) (Note C)	3.04	18,200,000
3,500,000	Miss. Bus. Fin. Corp. Tax. IDRB (Koch Freezers LLC Proj.), Ser. 2004, 3.06% (LOC: Bank One, N.A.) (Note C)	3.02	3,500,000
5,000,000	Miss. Bus. Fin. Corp. Tax. IDRB (Conair Corp. Proj.), Ser. 2005, 3.11% (LOC: Wachovia Bank, N.A.) (Note C)	3.07	5,000,000
9,400,000	Miss. Bus. Fin. Corp. Tax. IDRB (Pottery Barn, Inc. Proj.), Ser. 2004, 3.06% (LOC: Bank of America, N.A.) (Note C)	3.02	9,400,000
27,805,000	Montgomery County (TN) Public Building Auth. Adj. Rate Rev. Bonds, Ser. 1997, 3.00% (LOC: Bank of America, N.A.) (Note C)	2.96	27,805,000
8,340,000	New Hampshire Business Auth. (Foundation for Seacoast Health), Ser. 1998B, 3.08% (LOC: Bank of America, N.A.) (Note C)	3.04	8,340,000
30,000,000	NJ Sports and Exposition Auth. State Contract Bonds, Ser. 1992-C, 3.00% (GTY: MBIA; Credit Suisse) (Note C)	2.96	30,000,000
24,660,000	NY City HDC Multi-Family Rental Housing Rev. Bonds (Chelsea Centro), 2002 Ser. A, 3.00% (LOC: Bayerische Landesbank GZ) (Note C)	3.00	24,660,000
27,000,000	NY State HFA, Service Contract Rev. Bonds, 2003 Ser. J, 3.00% (LOC: Landesbank Hessen-Thueringen GZ) (Note C)	2.96	27,000,000
4,800,000	PA Econ. Dev. Fin. Auth. Tax. Dev. Rev. Bonds, 2004 Ser. C3, 3.06% (LOC: PNC Bank, N.A.) (Note C)	3.02	4,800,000

TD WATERHOUSE FAMILY OF FUNDS, INC.
Money Market Portfolio • Schedule of Investments
April 30, 2005
(UNAUDITED)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

$3,840,000	Putnam Hospital Center (NY), Multi-Mode Rev. Bond, Tax., Ser 1999, 3.26% (LOC: Bank of New York) (Note C)	3.22	$3,840,000
30,000,000	PHEAA Student Loan Adj. Rate Tender Rev. Bonds, Ser. 1994-A, 3.00% (GTY: AMBAC; WestLB AG) (Note C)	2.96	30,000,000
60,900,000	PHEAA Student Loan Adj. Rate Tender Rev. Bonds, Ser. 1994-B, 3.00% (GTY: AMBAC; Wachovia Bank, N.A.) (Note C)	2.96	60,900,000
48,500,000	PHEAA Student Loan Adj. Rate Tender Rev. Bonds, Ser. 1995-A, 3.00% (GTY: AMBAC; Wachovia Bank, N.A.) (Note C)	2.96	48,500,000
27,685,000	State of Texas (Veteran’s Land Refunding Bonds) Tax. GO, Ser. 2002, 2.95% (LIQ: Landesbank Hessen-Thueringen GZ) (Note C)	2.95	27,685,000
7,700,000	The Harrisburg Authority (Dauphin County, PA) Tax. Var. Rate Water Revenue Refunding Bonds, Ser. C 2002, 3.11% (Credit: FSA; Dexia Credit Local) (Note C)	3.11	7,700,000
5,000,000	Utah Telecom. Open Infrastructure Agy. Tax. Adj. Rate Telecom. Rev. Bonds, Ser. 2004, 3.02% (LOC: Bank of America, N.A.) (Note C)	2.98	5,000,000
68,400,000	Westchester Cty. Health Care Corp., Tax. CP Notes, Ser. 2, due 5/7/05 (LOC: Landesbank Hessen-Thueringen GZ)	2.90	68,389,018

	TOTAL TAXABLE MUNICIPAL OBLIGATIONS—11.1%		678,038,018

	U.S. GOVERNMENT AGENCY OBLIGATIONS
50,000,000	FHLB Notes, 1.58% due 5/20/05	1.58	50,000,000
50,000,000	FHLB Notes, 1.70% due 12/30/05	3.12	49,531,439
20,000,000	FNMA Mortgage-backed Discount Notes, due 5/2/05	2.08	19,998,844
35,000,000	FNMA Mortgage-backed Discount Notes, due 6/1/05	2.86	34,914,406
1,000,000	FNMA Mortgage-backed Discount Notes, due 1/3/06	3.54	976,329
22,056,950	FNMA Mortgage-backed Discount Notes, due 1/3/06	3.53	21,536,356
150,000,000	FNMA Notes, 1.55% due 5/04/05	1.55	150,000,000
43,250,013	Overseas Private Investment Corp. COP, Ser. 1995-221/308, 2.53%, due 6/15/05	2.53	43,250,013

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS—6.1%		370,207,387

TD WATERHOUSE FAMILY OF FUNDS, INC.
Money Market Portfolio • Schedule of Investments
April 30, 2005
(UNAUDITED)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	REPURCHASE AGREEMENT—3.2%
$193,514,000	Bank of America Securities LLC
	• 2.97% dated 4/29/05, due 5/2/05 in the amount of $193,561,895
	• fully collaterized by U.S. Government obligation, coupon 5.000%, maturity 4/1/35, value $197,384,281	2.97	$193,514,000

	TOTAL INVESTMENTS (Cost $6,159,728,143)—101.0%		6,159,728,143

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—(1.0)%		(61,739,360)

	NET ASSETS—100.0%		$6,097,988,783

Please see accompanying notes to financial statements.

TD WATERHOUSE FAMILY OF FUNDS, INC.
U.S. Government Portfolio • Schedule of Investments
April 30, 2005
(UNAUDITED)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	FEDERAL FARM CREDIT BANK—0.4%
$5,000,000	Notes, 2.95%, due 5/23/05 (Note A)	2.95	$5,000,084
1,000,000	Notes, 2.38%, due 12/23/05 (Note G)	3.45	992,920

			5,993,004

	FEDERAL HOME LOAN BANK—7.2%
50,000,000	Notes, 2.96%, due 5/26/05 (Note A)	2.96	49,997,491
7,800,000	Notes, 1.63%, due 6/15/05	2.72	7,789,360
10,000,000	Notes, 1.75%, due 8/15/05	3.11	9,959,671
3,000,000	Notes, 2.94%, due 9/12/05 (Note A)	2.94	2,998,992
5,500,000	Notes, 1.68%, due 9/28/05 (Note G)	3.25	5,463,906
15,000,000	Notes, 3.06%, due 10/5/05 (Note A)	3.06	14,995,801
20,000,000	Notes, 1.70%, due 12/30/05 (Note G)	3.12	19,812,576
2,480,000	Notes, 2.61%, due 3/2/06 (Note G)	3.70	2,457,511

			113,475,308

	FANNIE MAE—29.0%
1,000,000	Mortgage-backed Discount Notes, due 5/2/05	2.86	999,921
25,000,000	Mortgage-backed Discount Notes, due 5/2/05	2.71	24,998,142
15,000,000	Mortgage-backed Discount Notes, due 5/2/05	2.70	14,998,883
25,000,000	Mortgage-backed Discount Notes, due 5/2/05	2.69	24,998,132
5,000,000	Mortgage-backed Discount Notes, due 6/1/05	2.85	4,987,815
90,689,000	Mortgage-backed Discount Notes, due 6/1/05	2.84	90,648,340
20,000,000	Mortgage-backed Discount Notes, due 6/1/05	2.83	19,951,606
10,000,000	Mortgage-backed Discount Notes, due 7/1/05	3.10	9,947,811
2,415,000	Mortgage-backed Discount Notes, due 7/1/05	3.09	2,402,437
89,915,500	Mortgage-backed Discount Notes, due 7/8/05	3.06	89,399,185
100,000,000	Mortgage-backed Discount Notes, due 7/13/05	3.06	99,383,556
500,000	Mortgage-backed Discount Notes, due 1/3/06	3.54	488,165
10,000,000	Mortgage-backed Discount Notes, due 1/3/06	3.53	9,763,978
50,000,000	Notes, 1.55%, due 5/4/05	1.55	50,000,000
12,000,000	Notes, 2.92%, due 5/10/05 (Note A)	2.92	12,000,115
1,000,000	Notes, 2.55%, due 7/3/05 (Note A)	2.55	999,743

			455,967,829

TD WATERHOUSE FAMILY OF FUNDS, INC.
U.S. Government Portfolio • Schedule of Investments
April 30, 2005
(UNAUDITED)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	FREDDIE MAC—5.4%
$7,150,000	Notes, 1.75%, due 5/15/05	2.27	$7,148,566
1,000,000	Notes, 4.25%, due 6/15/05	3.02	1,001,419
15,250,000	Notes, 2.90%, due 9/9/05 (Note A)	2.90	15,250,000
8,500,000	Notes, 2.88%, due 9/15/05	3.22	8,487,140
43,800,000	Notes, 3.06%, due 10/7/05 (Note A)	3.06	43,800,769
10,000,000	Notes, 2.35%, due 10/27/05 (Note G)	2.40	9,997,717

			85,685,611

	U.S. GUARANTEED OBLIGATIONS—27.4%
2,500,000	Agency for Int’l Development (AID to Israel),
	5.89%, due 8/15/05	3.13	2,519,202
69,276,000	Alameda Leasing Ltd. (EXIM Bank Guaranteed
	Discount Notes) due 6/20/05	2.97	68,992,161
60,000,000	Army and Air Force Exchange Service,
	2.84%, due 5/3/05	2.84	60,000,000
35,000,000	Army and Air Force Exchange Service, 2.93%,
	due 5/13/05 (Note B)	2.93	35,000,000
50,000,000	Army and Air Force Exchange Service, 3.07%,
	due 5/23/05 (Note B)	3.07	50,000,000
50,000,000	Army and Air Force Exchange Service, 3.03%,
	due 6/3/05 (Note B)	3.03	50,000,000
74,652,000	Buchanan Leasing Ltd. (EXIM Bank Guaranteed
	Discount Notes) due 6/20/05	2.97	74,346,134
10,790,000	Overseas Private Investment Corp. (OPIC)
	Ser. 1997-553-XXX, 2.84%, due 7/5/05 (Note A)	2.84	10,790,000
10,110,000	Overseas Private Investment Corp. (OPIC)
	Ser. 1997-553-XXX, 3.08%, due 7/5/05 (Note A)	3.08	10,110,000
22,703,320	Overseas Private Investment Corp. (OPIC) COP,
	Ser. 1995-197, 2.94%, due 5/4/05 (Note A)	2.94	22,703,320
46,249,989	Totem Ocean Trailer Express, Inc.,
	U.S. Gov’t. Gtd. Ship Financing Notes, Ser. 2002-2,
	3.09%, due 5/16/05 (Note A)	2.02	46,245,369

			430,706,186

TD WATERHOUSE FAMILY OF FUNDS, INC.
U.S. Government Portfolio • Schedule of Investments
April 30, 2005
(UNAUDITED)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	REPURCHASE AGREEMENTS—30.6%
$205,318,000	Bank of America Securities LLC
	• 2.77% dated 4/29/05, due 5/2/05 in the amount of $205,368,816
	• fully collateralized by U.S. Government obligation, coupon 5.00%, maturity 4/1/35, value $209,424,360	2.77	$205,318,000
275,000,000	Morgan Stanley
	• 2.96% dated 4/29/05, due 5/2/05 in the amount of $275,067,833
	• fully collateralized by U.S. Government obligation, coupon 5.50%, maturity 12/1/34, value $280,500,000	2.96	275,000,000

			480,318,000

	TOTAL INVESTMENTS (Cost $1,572,145,938)—100.0%		1,572,145,938

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—(0.0)%		(609,112)

	NET ASSETS—100.0%		$1,571,536,826

Please see accompanying notes to financial statements.

TD WATERHOUSE FAMILY OF FUNDS, INC.
Municipal Portfolio • Schedule of Investments
April 30, 2005
(UNAUDITED)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	MUNICIPAL OBLIGATIONS

	ALABAMA—1.4%
$3,300,000	Huntsville IDB Rev. Bonds (Central CPVC Corp. Proj.) Ser. 1998, 3.10% (LOC: Citibank, N.A.) (Note C)	3.10	$3,300,000
2,100,000	Montgomery IDB Rev. Bonds (Kinpak Inc. Proj.) 3.31% (LOC: Wachovia Bank, N.A.) (Note C)	3.31	2,100,000
4,650,000	Montgomery IDRB (Anderson ALACO Lawn Proj.) 3.07% (LOC: U.S. Bank, N.A.) (Note C)	3.07	4,650,000
480,000	Troy Elec. Water & Sewer Rev. Bonds, 2.00%, due 6/1/05 (Insured: MBIA)	1.40	480,241

			10,530,241

	ALASKA—0.7%
5,000,000	North Slope Boro IDRB (BP Exploration Alaska Proj.) 3.07% (Note C)	3.07	5,000,000

	ARIZONA—0.7%
2,675,000	Phoenix Airport Rev. Bonds , 5.90%, due 7/1/05 (Insured: MBIA)	2.10	2,691,911
250,000	Phoenix Streets & Highways Rev. Bonds, 5.00%, due 7/1/05 (Insured: FGIC)	1.50	251,452
2,200,000	Pima County IDA Rev. Bonds (Tucson Elec. Co. Proj.) 2.96% (LOC: Societe Generale) (Note C)	2.96	2,200,000

			5,143,363

	ARKANSAS—0.3%
2,690,000	DFA Rev. Bonds (Conestoga Wood Proj.) 3.10%
	(LOC: Wachovia Bank, N.A.) (Note C)	3.10	2,690,000

	CALIFORNIA—2.7%
2,000,000	ABAG Fin. Auth. Rev. Bonds (Paragon Apts.) 3.08% (LOC: Comerica Bank) (Note C)	3.08	2,000,000
12,876,966	FHLMC MFC Rev. Bonds, Ser. M001, 3.09% (LIQ: FHLMC) (Notes C, E)	3.09	12,876,966
4,600,000	Fremont COP Rev. Bonds, 1.70%, put 8/1/05 (LIQ: Dexia Credit Local)	3.30	4,581,705
1,300,000	Statewide CDA Rev. Bonds (Pavillions Apts.) Ser. M, 3.05% (LOC: FNMA) (Note C)	3.05	1,300,000

			20,758,671

TD WATERHOUSE FAMILY OF FUNDS, INC.
Municipal Portfolio • Schedule of Investments
April 30, 2005
(UNAUDITED)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	COLORADO—3.1%
$5,000,000	Denver City & County Airport Rev. Bonds (Roaring Forks), 3.13% (LIQ: Bank of New York) (Notes C, E)	3.13	$5,000,000
8,310,000	Dept. of Transportation GO Bonds, 3.07% (LIQ: Bank of New York) (Notes C, E)	3.07	8,310,000
2,400,000	Douglas Cty. Hsg. Rev. Bonds (Autumn Chase Proj.) 3.00% (LIQ: FHLMC) (Note C)	3.00	2,400,000
1,000,000	HFA Rev. Bonds (High Country Inc., Proj.) Ser. A, 3.18% (LOC: Bank One, N.A.) (Note C)	3.18	1,000,000
5,755,000	HFA Rev. Bonds (Roaring Forks) 3.14% (LIQ: Bank of New York) (Notes C, E)	3.14	5,755,000
1,000,000	Platte River Power Auth. Rev. Bonds, 6.00%, due 6/1/05 (Insured: MBIA)	1.95	1,003,423

			23,468,423

	DISTRICT OF COLUMBIA—2.9%
12,000,000	HFA COP Rev. Bonds (Tyler House Apts. Proj.) Ser. 1995A, 3.13% (LOC: Landesbank Hessen- Thuringen GZ) (Note C)	3.13	12,000,000
4,430,000	HFA Rev. Bonds, Ser. D, 3.08% (LIQ: Lehman Brothers) (Notes C, E)	3.08	4,430,000
2,000,000	Rev. Bonds (American National Red Cross) 2.38%, due 5/12/05 (LOC: Bank One, N.A.)	2.38	2,000,000
4,000,000	Water & Sewer Rev. Bonds (Eagle Trust Certs.) 3.03% (LIQ: Citibank, N.A.) (Notes C, E)	3.03	4,000,000

			22,430,000

	FLORIDA—4.6%
350,000	Alachua Cty. GO Bonds, 2.25%, due 8/1/05 (Insured: MBIA)	2.10	350,129
7,025,000	Alachua Cty. HFA Rev. Bonds (Brookside Apts. Proj.) 3.05% (LOC: FNMA) (Note C)	3.05	7,025,000
2,000,000	Board of Education Rev. Bonds (ABN-AMRO MUNITOPS 1998) 3.02% (LIQ: ABN-AMRO Bank N.V.) (Notes C, E)	3.02	2,000,000
5,000,000	Broward Cty. Port Systems Rev. Bonds, 5.00%, due 10/1/05 (Insured: FGIC)	2.03	5,061,529
470,000	Fishhawk Comm. Dev. Dist. Rev. Bonds, 2.00%, due 5/1/05 (Insured: MBIA)	1.65	470,000
2,500,000	HFA Rev. Bonds (Heritage Pointe Proj.) 3.05% (LOC: FNMA) (Note C)	3.05	2,500,000

TD WATERHOUSE FAMILY OF FUNDS, INC.
Municipal Portfolio • Schedule of Investments
April 30, 2005
(UNAUDITED)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

$13,528,000	Hillsborough Cty. Aviation Auth. CP Notes, Ser. A, 2.10%, due 9/8/05 (LOC: State Street Bank)	2.10	$13,528,000
2,000,000	Hillsborough Cty. Port Auth. Rev. Bonds, 6.50%, due 6/1/05 (Insured: FSA)	1.45	2,008,464
730,000	Municipal Loan Council Rev. Bonds, 3.00%, due 2/1/06 (Insured: MBIA)	2.30	733,794
1,500,000	St. Johns Cty. IDA Rev. Bonds (Coastal Health Investors Ltd. Proj.) Ser. 1986, 3.05% (LOC: SunTrust Bank) (Note C)	3.05	1,500,000

			35,176,916

	GEORGIA—0.6%
1,000,000	GO Bonds, 5.75%, due 9/1/05	2.13	1,012,055
1,400,000	Gwinnett Cty. IDRB (Barco Inc. Proj.) 3.10% (LOC: Wachovia Bank, N.A.) (Note C)	3.10	1,400,000
1,750,000	Valdosta Lowndes Cty. IDRB (Reames Cos. Proj.) Ser. 1998, 3.05% (LOC: Bank of America, N.A.) (Note C)	3.05	1,750,000

			4,162,055

	HAWAII—3.3%
15,000,000	Honolulu City & County GO CP Notes, Ser. H, 2.00%, due 6/8/05 (LOC: Landesbank Hessen-Theuringen GZ)	2.00	15,000,000
10,000,000	Honolulu City & County GO CP Notes, Ser. W, 2.05%, due 6/7/05 (LOC: WestLB AG)	2.05	10,000,000

			25,000,000

	ILLINOIS—6.1%
5,720,000	Chicago Enterprise Zone Rev. Bonds, 3.04% (LOC: Harris Trust and Savings Bank) (Note C)	3.04	5,720,000
7,000,000	Chicago GO Tender Notes, 2.20%, put 12/8/05 (LOC: State Street Bank)	2.20	7,000,000
5,540,000	Chicago Wastewater Rev. Bonds (MERLOT) 1.80%, put 8/5/05 (LIQ: Wachovia Bank, N.A.) (Note E)	1.80	5,540,000
4,455,000	Chicago Water Rev. Bonds (MERLOT) 2.28%, put 1/20/06 (LIQ: Wachovia Bank, N.A.) (Note E)	2.28	4,455,000
800,000	DFA Rev. Bonds (Overton Gear & Tool Corp.) 3.14% (LOC: LaSalle Bank, N.A.) (Note C)	3.14	800,000
600,000	DFA Rev. Bonds (Profile Plastics Proj.) 3.08% (LOC: LaSalle Bank, N.A.) (Note C)	3.08	600,000
2,100,000	Lake Cty. Solid Waste Rev. Bonds (Countryside Landfill Inc.) 3.07% (LOC: JPMorgan Chase Bank) (Note C)	3.07	2,100,000

TD WATERHOUSE FAMILY OF FUNDS, INC.
Municipal Portfolio • Schedule of Investments
April 30, 2005
(UNAUDITED)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

$975,000	Lake Cty. Solid Waste Rev. Bonds, Ser. 96, 3.16% (LOC: LaSalle Bank, N.A.) (Note C)	3.16	$975,000
1,305,000	Lake Cty. Solid Waste Rev. Bonds, Ser. 97, 3.16% (LOC: LaSalle Bank, N.A.) (Note C)	3.16	1,305,000
2,600,000	North Aurora IDRB (Oberweiss Dairy Inc. Proj.) 3.08% (LOC: LaSalle Bank, N.A.) (Note C)	3.08	2,600,000
3,630,000	Oswego IDRB (Griffith Labs Proj.) 3.05% (LOC: LaSalle Bank, N.A.) (Note C)	3.05	3,630,000
5,000,000	Paris IDRB (Simonton Building Products Inc. Proj.) 3.08% (LOC: PNC Bank, N.A.) (Note C)	3.08	5,000,000
1,800,000	Richmond IDRB (Maclean Fogg Co. Proj.) 3.07% (LOC: Bank of America, N.A.) (Note C)	3.07	1,800,000
4,905,000	Schaumberg GO Bonds (MERLOT) 3.08% (LIQ: Wachovia Bank, N.A.) (Notes C, E)	3.08	4,905,000

			46,430,000

	INDIANA—2.5%
500,000	DFA Rev. Bonds (Sheet Metal Workers Local 20) 3.10% (LOC: US Bank, N.A.) (Note C)	3.10	500,000
2,950,000	East Chicago EDA Rev. Bonds (Robinson Steel Inc., Proj.) 3.16% (LOC: LaSalle Bank, N.A.) (Note C)	3.16	2,950,000
3,600,000	Marion EDR Bonds (Wesleyan Univ. Proj.) 3.00% (LOC: JPMorgan Chase Bank) (Note C)	3.00	3,600,000
800,000	New Albany EDR Bonds (Gordon & Jeff Huncilman Proj.) 3.13% (LOC: PNC Bank, N.A.) (Note C)	3.13	800,000
1,200,000	Scott Cty. EDA Rev. Bonds (Scott Cty. Family YMCA Inc.) 3.25% (LOC: Bank One, N.A.) (Note C)	3.25	1,200,000
4,585,000	Whiting Env. Fac. Rev. Bonds (Amoco Oil Co. Proj.) Ser. 2000, 3.07% (Note C)	3.07	4,585,000
3,000,000	Whiting Env. Fac. Rev. Bonds (Amoco Oil Co. Proj.) Ser. 2002C, 3.07% (Note C)	3.07	3,000,000
2,500,000	Whiting Env. Fac. Rev. Bonds (Amoco Oil Co. Proj.) Ser. 2003, 3.07% (Note C)	3.07	2,500,000

			19,135,000

	IOWA—0.5%
2,100,000	Dubuque (Jen-Weld Inc. Proj.) Ser. 1988, 3.16% (LOC: LaSalle Bank, N.A.) (Note C)	3.16	2,100,000
1,500,000	Fin. Auth. Rev. Bonds (Mississippi Valley Regional Blood Center) 3.00% (LOC: Wells Fargo & Co.) (Note C)	3.00	1,500,000

TD WATERHOUSE FAMILY OF FUNDS, INC.
Municipal Portfolio • Schedule of Investments
April 30, 2005
(UNAUDITED)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

$200,000	Sioux Central USD GO Bonds, 6.00%, prerefunded 5/1/05 @ 100 (Note D)	1.20	$200,000

			3,800,000

	KANSAS—2.9%
2,850,000	Sedgewick & Shawnee Ctys. Rev. Bonds (MERLOT) 3.13% (LIQ: Wachovia Bank, N.A.) (Notes C, E)	3.13	2,850,000
9,090,000	Sedgewick Cty. MRB (Roaring Forks Municipal Products LLC) Ser. 2002-8, 3.14% (LIQ: Bank of New York) (Notes C, E)	3.14	9,090,000
10,000,000	Wichita GO Notes, 3.00%, due 8/4/05	1.97	10,026,725

			21,966,725

	KENTUCKY—2.4%
3,000,000	Carroll Cty. Solid Waste Rev. Bonds (North American Stainless) 3.01% (LOC: Fifth Third Bank) (Note C)	3.01	3,000,000
905,000	Cynthiana IDRB (Bullard Co. Proj.) 3.10% (LOC: Bank One, N.A.) (Note C)	3.10	905,000
10,430,000	Danville Multi-City Lease Rev. Bonds, 1.95%, due 5/5/05 (LOC: Fifth Third Bank)	1.95	10,430,000
4,000,000	Mayfield IDRB (Seaboard Farms of KY Inc. Proj.) 3.05% (LOC: SunTrust Bank) (Note C)	3.05	4,000,000

			18,335,000

	LOUISIANA—4.6%
15,405,000	Jefferson Parish Hospital Rev. Bonds (Putter #522) 3.05% (LOC: JPMorgan Chase Bank) (Notes C, E)	3.05	15,405,000
10,000,000	New Orleans Sales Tax Rev. Bonds, 3.09% (LIQ: Lehman Brothers) (Notes C, E)	3.09	10,000,000
3,050,000	Placquemines Parish Env. Rev. Bonds (BP Exploration & Oil Proj.) 3.07% (Note C)	3.07	3,050,000
5,880,000	Plaquemines Port Harbor & Terminal Dist. Facs. Rev. Bonds (Chevron Pipeline Co. Proj.) 1.75%, put 9/1/05	1.55	5,883,904
1,000,000	Regional Trans. Auth. COP, 5.00%, due 5/1/05 (Insured: MBIA)	1.10	1,000,000

			35,338,904

TD WATERHOUSE FAMILY OF FUNDS, INC.
Municipal Portfolio • Schedule of Investments
April 30, 2005
(UNAUDITED)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	MAINE—0.3%
$2,000,000	Public Util. Fin. Rev. Bonds (Maine Public Service Co. Proj.) 3.05% (LOC: Bank of New York) (Note C)	3.05	$2,000,000

	MASSACHUSETTS—5.6%
11,335,000	Freetown Lakeville Regional School BANS, 3.00%, due 10/21/05	1.85	11,395,621
700,000	IDA Rev. Bonds (October Co. Inc. Proj.) 3.02% (LOC: Bank of America, N.A.) (Note C)	3.02	700,000
2,510,000	IDRB (Frequency & Time Sys.) 3.10% (LOC: Wells Fargo & Co.) (Note C)	3.10	2,510,000
5,000,000	North Adams BANS GO Notes, 3.50%, due 2/24/06	2.50	5,048,650
13,300,000	Port Auth. Rev. CP Notes, 2.27%, due 5/11/05 (LOC: WestLB AG)	2.27	13,300,000
10,000,000	Water Res. Auth. Rev. Bonds, 1.96%, due 5/3/05 (LOC: Bayerische Landesbank GZ)	1.96	10,000,000

			42,954,271

	MICHIGAN—5.6%
4,000,000	Detroit Sewer Rev. Bonds, 1.55%, put 8/4/05 (LIQ: FGIC)	1.55	4,000,000
2,000,000	HDA Rev. Bonds, 5.45%, due 10/1/05 (Insured: MBIA)	1.78	2,030,358
1,660,000	Lowell IDRB (Litehouse Proj.) 3.15% (LOC: Fifth Third Bank) (Note C)	3.15	1,660,000
15,000,000	Municipal Bond Auth. Rev. Notes, 3.00%, due 8/23/05 (LOC: JPMorgan Chase Bank)	1.57	15,065,937
1,050,000	Strategic Fund PCR (Jo-Mar Family/Troy Tube & Mfg. Proj.) 3.08% (LOC: Fifth Third Bank) (Note C)	3.08	1,050,000
19,220,000	Wayne Charter Cty. Airport Rev. Bonds, 3.04% (LIQ: Bayerische Landesbank GZ) (Note C)	3.04	19,220,000

			43,026,295

	MINNESOTA—4.0%
3,935,000	Bird Island - Olivia - Lake Lillia ISD GO Notes, 3.00%, due 9/19/05	1.62	3,955,579
5,500,000	Elk River ISD GO Notes, 3.00%, due 9/5/05	1.63	5,525,707

TD WATERHOUSE FAMILY OF FUNDS, INC.
Municipal Portfolio • Schedule of Investments
April 30, 2005
(UNAUDITED)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

$2,105,000	Howard Lake Waverly Winstead GO Notes, 3.00%, due 9/5/05	1.63	$2,114,843
6,415,000	Little Falls ISD GO Notes, 3.00%, due 9/19/05	1.62	6,448,606
2,690,000	Marshall ISD GO Notes, 3.00%, due 9/5/05	1.63	2,702,578
2,100,000	New York Mills ISD GO Notes, 3.00%, due 9/19/05	1.65	2,110,737
5,000,000	St. Paul & Ramsey Cty. Hsg. & Redev. Auth. Rev. Bonds, Ser. 2002A, 3.09% (LOC: LaSalle Bank, N.A.) (Note C)	3.09	5,000,000
2,375,000	Westonka ISD GO Notes, 3.00%, due 9/30/05	1.70	2,387,635

			30,245,685

	MISSISSIPPI—0.1%
600,000	Business Fin. Corp. IDRB (Lehman-Roberts Co. Proj.) Ser. A, 3.10% (LOC: Bank of America, N.A.) (Note C)	3.10	600,000

	MISSOURI—0.1%
1,050,000	IDRB (Filtration Group Inc.) 3.14% (LOC: Lasalle Bank, N.A.) (Note C)	3.14	1,050,000

	MONTANA—0.2%
1,300,000	Butte Silver Bow PCR (Rhone-Poulenc Inc. Proj.), 3.08% (LOC: Banque Nationale de Paris) (Note C)	3.08	1,300,000

	NEVADA—0.7%
5,000,000	Clark Cty. IDRB (Nevada Cogeneration Assoc. #2), 3.07% (LOC: ABN-AMRO Bank, N.V.) (Note C)	3.07	5,000,000

	NEW HAMPSHIRE—1.7%
6,205,000	Business Fin. Auth. Rev. Bonds (Foundation for Seacoast Health) Ser. A, 3.02% (LOC: Fleet National Bank) (Note C)	3.02	6,205,000
5,700,000	Business Fin. Auth. Rev. Bonds (Wiggins Airway Inc. Proj.), 3.05% (LOC: Bank of America, N.A.) (Note C)	3.05	5,700,000
1,250,000	Manchester Hsg. Auth. Rev. Bonds (Wall St. Tower Proj.) Ser. B, 3.07% (LOC: PNC Bank, N.A.) (Note C)	3.07	1,250,000

			13,155,000

TD WATERHOUSE FAMILY OF FUNDS, INC.
Municipal Portfolio • Schedule of Investments
April 30, 2005
(UNAUDITED)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	NEW JERSEY—0.1%
$300,000	EDA Rev. Bonds (Educ. Testing) 5.90%, prerefunded 5/15/05 @ 102 (Note D)	1.60	$306,485
650,000	EDA Rev. Bonds (Educ. Testing) 6.25%, prerefunded 5/15/05 @ 102 (Note D)	1.74	664,112
200,000	Paterson GO Bonds, 5.00%, due 2/15/06 (Insured: MBIA)	2.20	204,363

			1,174,960

	NEW MEXICO—0.6%
800,000	Albuquerque IDRB (CVI Laser Corp. Proj.) Ser. 1998, 3.10% (LOC: Bank of America, N.A.) (Note C)	3.10	800,000
970,000	Albuquerque IDRB (Karsten Co. of New Mexico) Ser. 1997A, 3.20% (LOC: Bank One, N.A.) (Note C)	3.20	970,000
3,000,000	Farmington IDRB (Independent Mobility Sys. Proj.) Ser. A, 3.07% (LOC: Bank of America, N.A.) (Note C)	3.07	3,000,000

			4,770,000

	NEW YORK—0.3%
2,000,000	East Rochester Village Hsg. Auth. Rev. Bonds (Roaring Forks Proj.), 3.08% (LIQ: FNMA) (Notes C, E)	3.08	2,000,000

	NORTH CAROLINA—0.1%
1,000,000	Burke Cty. PCR (Jobst Institute Inc. Proj.), 3.05% (LOC: Wachovia Bank, N.A.) (Note C)	3.05	1,000,000

	OHIO—2.0%
10,000,000	Akron Rev. (MUNITOPS) Ser. 2003-37, 3.03% (LIQ: ABN-AMRO Bank, N.V.) (Notes C, E)	3.03	10,000,000
5,000,000	Hamilton Cty. EDA Rev. Bonds (CAA Complex at Jordan Proj.), 3.01% (LOC: Fifth Third Bank) (Note C)	3.01	5,000,000

			15,000,000

	OKLAHOMA—2.4%
815,000	DFA Rev. Bonds, 2.00%, due 6/1/05 (Insured: MBIA)	1.25	815,512
2,850,000	Muskogee City & County Trust Port Auth. Rev. Bonds, 3.15% (LOC: Bank of America, N.A.) (Note C)	3.15	2,850,000
14,375,000	Water Resources Board, State Loan Prog. Rev. Bonds, Ser. 2000, 2.20%, put 9/1/05 (SBPA: Bank of America, N.A.)	2.20	14,375,000

			18,040,512

TD WATERHOUSE FAMILY OF FUNDS, INC.
Municipal Portfolio • Schedule of Investments
April 30, 2005
(UNAUDITED)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	PENNSYLVANIA—4.9%
$2,800,000	Allegheny Cty. Hosp. Dev. Auth. Rev. Bonds (Central Blood Bank), 3.01% (LOC: PNC Bank, N.A.) (Note C)	3.01	$2,800,000
4,455,000	Montgomery Cty. Higher Educ. & Health Auth. Rev.Bonds (Madlyn & Leonard Abramson), 3.05% (LOC: Allied Irish Banks PLC) (Note C)	3.05	4,455,000
3,435,000	Montgomery Cty. Higher Educ. & Health Auth. Rev. Bonds (Philadelphia Geriatric), 3.05% (LOC: Allied Irish Banks PLC) (Note C)	3.05	3,435,000
1,400,000	Philadelphia IDRB (Henry H. Ottens Mfg. Proj.),3.15% (LOC: Wachovia Bank, N.A.) (Note C)	3.15	1,400,000
215,000	Turnpike Commission Rev. Bonds, 5.00%, due 12/1/05 (Insured: FGIC)	2.20	218,476
14,850,000	Venago IDA Bonds (Scrubgrass Proj.) Ser. A, 2.07% due 5/4/04 (LOC: Dexia Credit Local)	2.07	14,850,000
10,000,000	Venago IDA Bonds (Scrubgrass Proj.) Ser. B, 2.07% due 5/5/04 (LOC: Dexia Credit Local)	2.07	10,000,000

			37,158,476

	PUERTO RICO—2.6%
16,700,000	Commonwealth TOC’s Trust, Ser. 2001-1, 3.02% (LIQ: Bank of New York) (Notes C, E)	3.02	16,700,000
3,000,000	Highway & Transportation Auth. Rev. Bonds (ROC II TR1), 3.00% (LIQ: Citibank, N.A.) (Notes C, E)	3.00	3,000,000

			19,700,000

	RHODE ISLAND—0.3%
2,500,000	Ind. Fac. Corp. IDRB (NFA Corp. Proj.), 3.05% (LOC: Bank of America, N.A.) (Note C)	3.05	2,500,000

	SOUTH CAROLINA—2.6%
3,145,000	Florence Cty. Solid Waste Disp. Rev. Bonds (Roche Carolina, Inc.) Ser. 97, 3.09% (LOC: Union Bank of Switzerland) (Note C)	3.09	3,145,000
4,000,000	Greenville City & County IDRB (Stevens Aviation Tech. Serv. Facs. Proj.) Ser. 97, 3.10% (LOC: Wachovia Bank, N.A.) (Note C)	3.10	4,000,000
1,400,000	Jobs EDA Rev. Bonds (Ellcon National Inc. Proj.), 3.10% (LOC: Wachovia Bank, N.A.) (Note C)	3.10	1,400,000
2,935,000	Jobs EDA Rev. Bonds (JM Steel Corp. Proj.) Ser. 1999B, 3.13% (LOC: PNC Bank, N.A.) (Note C)	3.13	2,935,000

TD WATERHOUSE FAMILY OF FUNDS, INC.
Municipal Portfolio • Schedule of Investments
April 30, 2005
(UNAUDITED)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

$8,000,000	Port Auth. Rev. Bonds (ABN-AMRO MUNITOPS #7), 3.10% (LIQ: ABN-AMRO Bank, N.V.) (Notes C, E)	3.10	$8,000,000

			19,480,000

	TENNESSEE—4.2%
1,900,000	Franklin Cty. IDRB (Franklin Ind. Inc. Proj.) 3.15% (LOC: Bank of America, N.A.) (Note C)	3.15	1,900,000
3,695,000	Hendersonville Hsg. IDRB (Windsor Park Proj.) 3.04% (LIQ: FNMA) (Note C)	3.04	3,695,000
1,900,000	Johnson City HEFA Rev. Bonds, 5.50%, due 7/1/05 (Insured: MBIA)	2.00	1,911,082
500,000	Maury Cty. GO Bonds, 2.00%, due 6/1/05 (Insured: MBIA)	1.60	500,167
10,000,000	Metropolitan Government Davidson Cty. Rev. Bonds (ABN-AMRO MUNITOPS) Ser. 1999-1, 3.03% (LIQ: ABN-AMRO Bank, N.V.) (Notes C, E)	3.03	10,000,000
7,000,000	Metropolitan Government Davidson Cty. Rev. Bonds (Timberlake Proj.) 3.00% (LOC: FNMA) (Note C)	3.00	7,000,000
6,500,000	Monroe Cty. IDB Rev. Bonds (American Transit Corp. Proj.) 3.15% (LOC: Bank of America, N.A.) (Note C)	3.15	6,500,000
405,000	Sullivan Cty. Airport Rev. Bonds, 3.25%, due 5/1/05 (Insured: FSA)	1.70	405,000

			31,911,249

	TEXAS— 7.6%
10,000,000	Austin Util. Sys. Rev. Bonds (Travis & Williamson Ctys.) 2.40%, due 5/4/05 (LOC: JPMorgan Chase Bank, Bayerische Landesbank GZ, State Street Bank)	2.20	10,000,000
6,000,000	Dept. of Hsg. & Comm. Affairs Rev. Bonds (Chisholm Trails Apts.) 3.05% (LIQ: FNMA) (Note C)	3.05	6,000,000
5,000,000	Gulf Coast Waste Disposal Auth. Solid Waste Rev. Bonds (Amoco Oil Proj.) Ser. 1993, 3.07% (Note C)	3.07	5,000,000
12,000,000	Gulf Coast Waste Disposal Auth. Solid Waste Rev. Bonds (Amoco Oil Proj.) Ser. 1995, 3.07% (Note C)	3.07	12,000,000
12,800,000	Harris Cty. HFC Rev. Bonds, 3.08% (LIQ: Lehman Brothers) (Notes C, E)	3.08	12,800,000
1,869,000	Houston Airport Rev. Bonds, ABN-AMRO MUNITOPS Trust Cert., Ser. 1998-15, 3.10% (LIQ: ABN-AMRO Bank, N.V.) (Notes C, E)	3.10	1,869,000
2,500,000	Houston Port Auth. Rev. Bonds, 2.30%, due 5/3/05 (LIQ: Bank of America, N.A.)	2.30	2,500,000

TD WATERHOUSE FAMILY OF FUNDS, INC.
Municipal Portfolio • Schedule of Investments
April 30, 2005
(UNAUDITED)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

$1,300,000	San Antonio Airport Sys. Rev. Bonds (Cessna Aircraft) 3.10% (LOC: Bank of America, N.A.) (Note C)	3.10	$1,300,000
2,000,000	San Antonio IDA Rev. Bonds (LGC Building LLC & KLN Steel Prod. Co. Ltd. Proj.) Ser. 1998, 3.10% (LOC: Bank of America, N.A.) (Note C)	3.10	2,000,000
4,290,000	Veterans Hsg. Rev. Bonds, Ser. 1994A-1, 3.09% (Note C)	3.09	4,290,000

			57,759,000

	VARIOUS STATES—3.4%
24,982,366	FHLMC MFC Rev. Bonds, Ser. M002, 3.14% (LIQ: FHLMC) (Notes C, E)	3.14	24,982,366
1,085,000	Greystone Tax-Exempt Cert. Rev. Bonds, Ser. 1998-2, 3.12% (LOC: Credit Suisse) (Notes C, E)	3.12	1,085,000

			26,067,366

	VIRGINIA—1.7%
8,000,000	Chesapeake GO Bonds (Eagle Trust) Ser. 98-4601, 3.03% (LIQ: Citibank, N.A.) (Notes C, E)	3.03	8,000,000
1,000,000	Halifax Cty. IDA Rev. Bonds (O’ Sullivan Industries Proj.) 3.15% (LOC: Wachovia Bank, N.A.) (Note C)	3.15	1,000,000
2,900,000	King George Cty. IDA Rev. Bonds (Garnet of VA Inc. Proj.) 3.05% (LOC: JPMorgan Chase Bank) (Note C)	3.05	2,900,000
1,425,000	Suffolk Redev. & Hsg. Rev. Bonds (Oak Springs Apartments Proj.) 3.04% (LOC: FHLMC) (Note C)	3.04	1,425,000

			13,325,000

	WASHINGTON—8.3%
3,410,000	Econ. DFA Rev. Bonds (Waste Management Proj.) Ser. 2000I, 2.98% (LOC: Fleet National Bank) (Note C)	2.98	3,410,000
900,000	EDA Rev. Bonds (Seadrunar Proj.) 3.05% (LOC: US Bank, N.A.) (Note C)	3.05	900,000
185,000	Energy Northwest Elec. Rev. Bonds, 4.00%, due 7/1/05 (Insured: MBIA)	2.25	185,538
8,995,000	HFC Rev. Bonds (Boardwalk Apts. Proj.) 3.08% (LOC: FNMA) (Note C)	3.08	8,995,000
6,200,000	HFC Rev. Bonds (Bremerton Senior Living) 3.05% (LOC: FNMA) (Note C)	3.05	6,200,000

TD WATERHOUSE FAMILY OF FUNDS, INC.
Municipal Portfolio • Schedule of Investments
April 30, 2005
(UNAUDITED)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

$1,800,000	HFC Rev. Bonds (Lake Washington Apt. Proj.) 3.00% (LOC: Bank of America, N.A.) (Note C)	3.00	$1,800,000
2,000,000	HFC Rev. Bonds (Merrill Gardens Proj.) Ser. A, 3.05% (LOC: FNMA) (Note C)	3.05	2,000,000
10,900,000	HFC Rev. Bonds (Mill Plain Crossing Proj.) 3.00% (LOC: Harris Trust & Banking) (Note C)	3.00	10,900,000
2,250,000	HFC Rev. Bonds (Oxford Square Apts. Proj.) Ser. A, 3.10% (LOC: US Bank, N.A.) (Note C)	3.10	2,250,000
4,620,000	HFC Rev. Bonds (Woodlands Proj.) Ser. A, 3.05% (LOC: FNMA) (Note C)	3.05	4,620,000
1,000,000	Olympia EDC Rev. Bonds (Spring Air Northwest Proj.) 3.10% (LOC: US Bank, N.A.) (Note C)	3.10	1,000,000
2,000,000	Port of Seattle Rev. Bonds, Ser. 1997, 3.12% (LOC: Bank of New York) (Note C)	3.12	2,000,000
19,095,000	Public Power Supply Rev. Bonds (MERLOT) 2.30%, put 2/1/06 (LIQ: Wachovia Bank, N.A.) (Notes C, E)	2.30	19,095,000

			63,355,538

	WISCONSIN—1.7%
3,000,000	Appleton IDRB (Pensar Electric Solutions Proj.) 3.15% (LOC: Bank One, N.A.) (Note C)	3.15	3,000,000
1,960,000	Grand Chute IDRB (Surface Mount Technology Proj.) 3.35% (LOC: Bank One, N.A.) (Note C)	3.35	1,960,000
7,765,000	HEFA Rev. Bonds (Divine Savior Healthcare) Ser. B, 3.02% (LOC: US Bank, N.A.) (Note C)	3.02	7,765,000
330,000	Janesville IDRB (Freedom Plastics Inc. Proj.) 3.09% (LOC: LaSalle Bank, N.A.) (Note C)	3.09	330,000

			13,055,000

	TOTAL MUNICIPAL OBLIGATIONS (Cost $764,993,650)—100.4%		764,993,650

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—(0.4)%		(2,820,046)

	NET ASSETS—100.0%		$762,173,604

Please see accompanying notes to financial statements.

TD WATERHOUSE FAMILY OF FUNDS, INC.
California Municipal Money Market Portfolio • Schedule of Investments
April 30, 2005
(UNAUDITED)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	MUNICIPAL OBLIGATIONS

	CALIFORNIA—100.5%
$3,300,000	ABAG Fin. Auth. Rev. Bonds (Auth. For Non-Profit Corps.) 3.13% (LOC: Allied Irish Banks, PLC) (Note C)	3.13	$3,300,000
6,200,000	ABAG Fin. Auth. Rev. Bonds (Paragon Apts.) 3.08% (LOC: Comerica Bank) (Note C)	3.08	6,200,000
1,900,000	Alameda Contra Costa Schools Rev. Bonds, Ser. A, 3.07% (LOC: Bank of Nova Scotia) (Note C)	3.07	1,900,000
9,000,000	Alameda Corridor Trans. Auth. Rev. Bonds (Trust Receipts) Ser. CMC1, 2.99% (LIQ: JPMorgan Chase Bank) (Notes C, E)	2.99	9,000,000
5,000,000	Anaheim Hsg. Auth. Rev. Bonds (Fountains Anaheim Hills Proj.) Ser. A, 3.05% (LOC: FNMA) (Note C)	3.05	5,000,000
3,990,000	Baldwin Park COP, 3.05% (LOC: Allied Irish Banks, PLC) (Note C)	3.05	3,990,000
7,600,000	Big Bear Lake Rev. Bonds (SW Gas Corp. Proj.) Ser. A, 3.05% (LOC: KBC Bank NV) (Note C)	3.05	7,600,000
1,100,000	Community College Fin. Auth. TRANS, 3.00% ,due 6/30/05	1.90	1,101,916
3,985,000	Compton USD GO Bonds (MERLOT) 3.05% (LIQ: Wachovia Bank, N.A.) (Notes C, E)	3.05	3,985,000
2,500,000	CSUCI Fin. Auth. Rev. Bonds, 1.60%, put 8/1/05 (LOC: Citigroup, N.A.)	1.60	2,500,000
1,900,000	Dept. of Water Resources Rev. Bonds, Ser. C11, 3.00% (LOC: KBC Bank, NV; Bank of Nova Scotia) (Note C)	3.00	1,900,000
7,000,000	Dept. of Water Resources Rev. Bonds, Ser. C7, 3.01% (LIQ: Dexia Credit Local) (Note C)	3.01	7,000,000
6,000,000	Econ. Rec. Bonds, Ser. C11, 2.98% (LOC: BNP Paribas) (Note C)	2.98	6,000,000
5,400,000	Econ. Rec. Bonds, Ser. C16, 3.01% (LIQ: Dexia Credit Local) (Note C)	3.01	5,400,000
16,368,605	FHLMC MFC Rev. Bonds, Ser. M001, 3.09% (LIQ: FHLMC) (Notes C, E)	3.09	16,368,605
2,990,000	Fresno Airport Rev. Bonds (MERLOT), Ser. 2000B1, 3.10% (LIQ: Wachovia Bank, N.A.) (Notes C, E)	3.10	2,990,000
3,000,000	GO Bonds, Ser. C4, 2.99% (LOC: Landesbank Hessen- Theuringen GZ, Bank of Nova Scotia, Bank of America, N.A.) (Note C)	2.99	3,000,000
781,000	Health Fac. Fin. Auth. Rev. Bonds (Pooled Loan Prog.) Ser. B, 3.04% (SBPA: FGIC) (Note C)	3.04	781,000

TD WATERHOUSE FAMILY OF FUNDS, INC.
California Municipal Money Market Portfolio • Schedule of Investments
April 30, 2005
(UNAUDITED)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

$4,200,000	Health Facs. Fin. Auth. Rev. Bonds (Scripps Health) Ser. A, 2.98% (LOC: Bank One, N.A.) (Note C)	2.98	$4,200,000
1,300,000	Huntington Beach MFH Rev. Bonds, 3.04% (LOC: FHLMC) (Note C)	3.04	1,300,000
4,660,000	Infrastructure & EDR Bonds (Hydro Systems Proj.) 3.10% (LOC: Comerica Bank) (Note C)	3.10	4,660,000
1,500,000	Infrastructure & EDR Bonds (Nature Kist Snacks Proj.) 3.06% (LOC: Wells Fargo Bank, N.A.) (Note C)	3.06	1,500,000
9,500,000	Infrastructure & EDR Bonds (J. Paul Getty Trust) 2.25%, put 2/2/06	2.25	9,500,000
2,075,000	Infrastructure & EDR Bonds, Ser. A, 3.10% (LOC: Comerica Bank) (Note C)	3.10	2,075,000
7,700,000	Lancaster Redev. Agency Rev. Bonds (Cedar Creek Proj.) 3.05% (LOC: FNMA) (Note C)	3.05	7,700,000
1,900,000	Livermore COP Rev. Bonds, 3.04% (LIQ: Dexia Credit Local) (Note C)	3.04	1,900,000
15,000,000	Livermore Redev. Agy. Hsg. Rev. Bonds, 2.20%, put 9/15/05 (GIC: AIG)	2.20	15,000,000
400,000	Los Angeles Cty. IDB (Alameda Properties) 3.07% (LOC: Bank of America, N.A.) (Note C)	3.07	400,000
1,000,000	Los Angeles Cty. Pension Obligation Rev. Bonds, Ser. B, 2.98% (SBPA: Dexia Credit Local) (Note C)	2.98	1,000,000
1,050,000	Los Angeles Dept. of Airports Rev. Bonds, 6.00%, due 5/15/05 (Insured: FGIC)	1.15	1,051,937
1,200,000	Los Angeles Multi-Family Rev. Bonds (Museum Terrace Apts.) Ser. H, 2.95% (LOC: Bank of America, N.A.) (Note C)	2.95	1,200,000
900,000	Los Angeles Multi-Family Rev. Bonds (Tri City Proj.) Ser. I, 2.99% (LOC: Citigroup, N.A.) (Note C)	2.99	900,000
400,000	Los Angeles Multi-Family Rev. Bonds, Ser. K, 3.02% (LOC: FHLB) (Note C)	3.02	400,000
4,985,000	Los Angeles USD GO Bonds (MERLOT) Ser. B12, 3.05% (LIQ: Wachovia Bank, N.A.) (Notes C, E)	3.05	4,985,000
2,000,000	Los Angeles Wastewater Sys. Rev. Bonds, Ser. A, 2.15%, put 12/15/05 (LIQ: FGIC)	2.15	2,000,000
2,000,000	Los Angeles Wastewater Sys. Rev. Bonds, Ser. B, 2.15%, put 12/15/05 (LIQ: FGIC)	2.15	2,000,000
5,915,000	Metropolitan Water Dist. of Southern CA Rev. Bonds (MERLOT) 1.35%, put 5/4/05 (LIQ: Wachovia Bank, N.A.) (Note E)	1.35	5,915,000
5,730,000	Oakland Joint Powers Fin. Auth. Rev. Bonds, 3.01% (LIQ: Dexia Credit Local) (Note C)	3.01	5,730,000

TD WATERHOUSE FAMILY OF FUNDS, INC.
California Municipal Money Market Portfolio • Schedule of Investments
April 30, 2005
(UNAUDITED)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

$900,000	Ontario IDA Rev. Bonds (Winsford Partners) Ser. A, 3.07% (LOC: Citigroup, N.A.) (Note C)	3.07	$900,000
2,800,000	PCR Fin. Auth. Rev. Bonds (Pacific Gas & Electric) Ser. B, 3.04% (LOC: JPMorgan Chase Bank) (Note C)	3.04	2,800,000
2,200,000	Public Works Rev. Bonds (Putters 610) 3.02% (LIQ: JPMorgan Chase Bank) (Notes C, E)	3.02	2,200,000
1,815,000	Riverside Cty. Asset Lease Rev. Bonds, 4.00%, due 6/1/05 (Insured: MBIA)	1.46	1,818,862
2,400,000	Riverside Cty. COP, 2.95% (LOC: State Street Corp.) (Note C)	2.95	2,400,000
1,470,000	Riverside Cty. IDA Rev. Bonds (Merrick Engineering Inc.) 3.04% (LOC: Wells Fargo Bank, N.A.) (Note C)	3.04	1,470,000
800,000	Sacramento Cogeneration Rev. Bonds (Proctor & Gamble Proj.) 7.00%, due 7/1/05 (Insured: MBIA)	1.95	806,736
3,910,000	Sacramento Cty. Sanitation Dist. GO Bonds (MERLOT) Ser. 2000SSS, 3.05% (LIQ: Wachovia Bank, N.A.) (Notes C, E)	3.05	3,910,000
12,590,000	Sacramento Hsg. Auth. Rev. Bonds (Northpointe Apts. - Roaring Forks) 3.08% (LIQ: Bank of New York) (Notes C, E)	3.08	12,590,000
2,000,000	Sacramento MUD Rev. Bonds (MERLOT) Ser. 2000 A10, 3.05% (LIQ: Wachovia Bank, N.A.) (Notes C, E)	3.05	2,000,000
1,000,000	San Diego Cty. COP Rev. Bonds (San Diego Museum of Art Proj.) 3.13% (LOC: Allied Irish Banks, PLC) (Note C)	3.13	1,000,000
13,500,000	San Diego USD GO Bonds (MUNITOPS) 2.13%, put 6/15/05 (LIQ: ABN-AMRO Bank, N.V.) (Note E)	2.13	13,500,000
1,100,000	San Francisco City & Cty. Rev. Bonds, 5.50%, due 5/1/05 (Insured: FSA)	1.35	1,100,000
500,000	San Francisco City & Cty. Rev. Bonds, 6.20%, prerefunded 5/1/05 @ 101 (Note D)	1.50	505,000
2,200,000	San Jose MFH Rev. Bonds (Cinnabar Commons) 3.03% (LOC: Bank of America, N.A.) (Note C)	3.03	2,200,000
3,000,000	San Jose MFH Rev. Bonds (Evans Lane Apts.) 3.05% (LOC: Bank of America, N.A.) (Note C)	3.05	3,000,000
10,000,000	School Cash Reserve Prog. Auth., Ser. A, 3.00%, due 7/6/05	1.60	10,024,899
2,900,000	South Bay Regional Communications Rev. Bonds (Hawthorne Proj.) 2.94% (LOC: Allied Irish Banks, PLC) (Note C)	2.94	2,900,000

TD WATERHOUSE FAMILY OF FUNDS, INC.
California Municipal Money Market Portfolio • Schedule of Investments
April 30, 2005
(UNAUDITED)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

$6,270,000	Statewide CDA Rev. Bonds (Aegis Pleasant Hills Proj.) Ser. M, 3.05% (LOC: FNMA) (Note C)	3.05	$6,270,000
11,000,000	Statewide CDA Rev. Bonds (Fountains Seacliff Apts.) 2.20%, put 10/15/05 (GIC: Bayerische Landesbank GZ)	2.20	11,000,000
2,150,000	Statewide CDA Rev. Bonds (Chevron USA Inc. Proj.) 3.04% (Note C)	3.04	2,150,000
2,000,000	Statewide CDA Rev. Bonds (Maple Square Apts. Proj.) 3.08% (LOC: Citigroup, N.A.) (Note C)	3.08	2,000,000
3,750,000	Statewide CDA Rev. Bonds (Masters College Proj.) 2.98% (LOC: U.S. Bank, N.A.) (Note C)	2.98	3,750,000
5,505,000	Statewide CDA Rev. Bonds (River Run Senior Apts. Proj.) Ser. LL, 3.05% (LOC: FHLB) (Note C)	3.05	5,505,000
600,000	Statewide CDA Rev. Bonds, 5.88%, prerefunded 5/1/05 @ 100 (Note D)	1.80	600,000
8,229,730	Statewide Communities Rev. Bonds (Cathedral High School Proj.) 2.98% (LOC: Allied Irish Banks, PLC) (Note C)	2.98	8,229,730
4,900,000	Watereuse Fin. Auth. Rev. Bonds, 3.04% (SBPA: Credit Suisse) (Note C)	3.04	4,900,000

			270,963,685

	PUERTO RICO—1.1%
3,000,000	Highway & Transportation Auth. Rev. Bonds (ROC II TR1) 3.00% (LIQ: Citigroup, N.A.) (Notes C, E)	3.00	3,000,000

	TOTAL MUNICIPAL OBLIGATIONS (Cost $273,963,685)—101.6%		273,963,685

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—(1.6)%		(4,271,536)

	NET ASSETS—100.0%		$269,692,149

Please see accompanying notes to financial statements.

TD WATERHOUSE FAMILY OF FUNDS, INC.
New York Municipal Money Market Portfolio • Schedule of Investments
April 30, 2005
(UNAUDITED)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	MUNICIPAL OBLIGATIONS

	NEW YORK—101.6%
$2,300,000	Allegany Cty. IDA Rev. Bonds (Atlantic Richfield Proj.) 3.08% (Note C)	3.08	$2,300,000
4,500,000	Babylon IDA Rev. Bonds (Ogden Martin Proj.) 2.98% (SBPA: JPMorgan Chase Bank) (Note C)	2.98	4,500,000
7,000,000	Dorm. Auth. Rev. Bonds (Columbia Univ.) 2.92% (Note C)	2.92	7,000,000
2,100,000	Dorm. Auth. Rev. Bonds (FFT Senior Community) Ser. B, 5.70%, put 5/13/05 (LOC: KBC Bank, NV)	1.60	2,102,816
1,185,000	Dorm. Auth. Rev. Bonds (MERLOT) Ser. A30, 3.06% (LOC: KBC Bank, NV) (Notes C, E)	3.06	1,185,000
2,000,000	Dutchess Cty. IDA Rev. Bonds (Marist College) 3.00% (LOC: Bank of New York) (Note C)	3.00	2,000,000
6,250,000	East Rochester Village Hsg. Auth. Rev. Bonds (Roaring Forks Proj.) 3.08% (LIQ: FNMA) (Notes C, E)	3.08	6,250,000
2,000,000	Energy Research & Dev. Auth. Facs. Rev. Bonds, Ser. C1, 3.03% (LOC: Citigroup, N.A.) (Note C)	3.03	2,000,000
2,500,000	Energy Research & Dev. Auth. Facs. Rev. Bonds, Ser. C3, 3.04% (LOC: Citigroup, N.A.) (Note C)	3.04	2,500,000
1,000,000	Environmental Facs. Rev. Bonds (Putter 613) 2.97% (LIQ: JPMorgan Chase Bank) (Notes C, E)	2.97	1,000,000
3,800,000	Environmental Quality GO Bonds, 1.75%, put 8/4/05 (LOC: WestLB AG)	1.75	3,800,000
2,000,000	Environmental Quality GO Bonds, Ser. A, 2.05%, due 6/8/05 (LOC: Bayerische Landesbank GZ & Landesbank Hessen-Theuringen)	2.05	2,000,000
702,082	Fort Ann CSD GO Bonds, 4.25%, due 6/15/05 (Insured: FSA)	1.60	704,342
2,725,000	Geneva HFA Rev. Bonds (Depaul Community Facs.) Ser. A, 2.98% (LOC: FHLB) (Note C)	2.98	2,725,000
6,400,000	GO Bonds, Ser. B, 1.58%, put 8/4/05 (LOC: Dexia Credit Local)	1.58	6,400,000
10,000,000	Hempstead IDA Rev. Bonds, 3.18% (LIQ: Lehman Brothers Holding Inc.) (Notes C, E)	3.18	10,000,000
4,000,000	HFA Rev. Bonds (350 West 43rd St. Proj.) Ser. A, 3.00% (LOC: Landesbank Hessen-Theuringen GZ) (Note C)	3.00	4,000,000
3,900,000	HFA Rev. Bonds (363 West 30th St. Proj.) Ser. A, 3.00% (LIQ: FHLMC) (Note C)	3.00	3,900,000
1,400,000	HFA Rev. Bonds (Gethsemane Apts. Proj.) Ser. A, 3.02% (LOC: FHLB) (Note C)	3.02	1,400,000

TD WATERHOUSE FAMILY OF FUNDS, INC.
New York Municipal Money Market Portfolio • Schedule of Investments
April 30, 2005
(UNAUDITED)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

$1,000,000	HFA Rev. Bonds (Normandie Court) 3.02% (LOC: Landesbank Hessen-Thueringen GZ) (Note C)	3.02	$1,000,000
6,500,000	HFA Rev. Bonds (Sayville Hsg.) Ser. A, 3.00% (LOC: Fleet National Bank) (Note C)	3.00	6,500,000
2,150,000	Mortgage Agency Rev. Bonds (MERLOT) Ser. A11, 3.06% (LIQ: Wachovia Bank, N.A.) (Notes C, E)	3.06	2,150,000
700,000	Mortgage Agency Rev. Bonds (MERLOT) Ser. A33, 3.06% (LIQ: Wachovia Bank, N.A.) (Notes C, E)	3.06	700,000
1,460,000	MTA Rev. Bonds (MERLOT) Ser. A43, 3.06% (LIQ: Wachovia Bank, N.A.) (Notes C, E)	3.06	1,460,000
5,745,000	Nassau Cty. Interim Fin. Auth. Rev. Bonds, Ser. A, 2.97% (LIQ: Dexia Credit Local) (Note C)	2.97	5,745,000
9,965,000	NYC Cultural Res. Rev. Bonds (American Museum of Natural History/MUNITOPS) 3.01% (LIQ: ABN-AMRO Bank N.V.) (Notes C, E)	3.01	9,965,000
1,300,000	NYC Cultural Res. Rev. Bonds (Museum of Broadcasting) 2.96% (LOC: KBC Bank, NV) (Note C)	2.96	1,300,000
2,130,000	NYC GO Bonds, Ser. 1994, 2.98% (LOC: Bayerische Landesbank GZ) (Note C)	2.98	2,130,000
3,800,000	NYC HDC Rev. Bonds (63 Wall St. Proj.) 3.00% (LOC: HSBC) (Note C)	3.00	3,800,000
1,000,000	NYC IDA Rev. Bonds (Abraham Joshua Heschel Proj.) 3.03% (LOC: Allied Irish Banks, PLC) (Note C)	3.03	1,000,000
2,000,000	NYC IDA Rev. Bonds (Professional Childrens School) 3.02% (LOC: Wachovia Bank, N.A.) (Note C)	3.02	2,000,000
700,000	NYC IDA Rev. Bonds (USA Waste Services) 3.03% (LOC: JPMorgan Chase Bank) (Note C)	3.03	700,000
2,000,000	NYC Muni Water Fin. Auth. Rev. Bonds, Ser. F2, 2.98% (LIQ: JPMorgan Chase Bank) (Note C)	2.98	2,000,000
1,000,000	NYC Transitional Fin. Auth. Rev. Bonds (Eagle Trust) 3.02% (LIQ: Citigroup, N.A.) (Notes C, E)	3.02	1,000,000
2,000,000	NYC Transitional Fin. Auth. Rev. Bonds Ser. A, 3.04% (LIQ: JPMorgan Chase Bank) (Note C)	3.04	2,000,000
1,300,000	NYC Transitional Fin. Auth. Rev. Bonds, Ser. D, 4.00%, due 11/1/05	2.02	1,312,784
2,500,000	Oneida Indian Nation Rev. Bonds, 2.92% (LOC: Bank of America, N.A.) (Note C)	2.92	2,500,000
6,000,000	Oyster Bay GO BANS, 3.25%, due 11/18/05	2.12	6,036,539
985,000	Port Authority of NY & NJ Rev. Bonds (Special Oblig. MERLOTS) Ser. B05, 3.10% (LIQ: Wachovia Bank, N.A.) (Notes C, E)	3.10	985,000

TD WATERHOUSE FAMILY OF FUNDS, INC.
New York Municipal Money Market Portfolio • Schedule of Investments
April 30, 2005
(UNAUDITED)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

$530,000	Suffolk Cty. GO Bonds, 3.25%, due 5/1/05 (Insured: MBIA)	1.52	$530,000
2,365,000	Suffolk Cty. IDA Rev. Bonds (Target Rock Corp.) Ser. 1987, 3.10% (LOC: Bank of Nova Scotia) (Note C)	3.10	2,365,000
2,700,000	Thruway Auth. Highway & Bridge Trust Rev. Bonds (CMC) 2.98% (LIQ: JPMorgan Chase Bank) (Notes C, E)	2.98	2,700,000
5,000,000	Thruway Auth. Service Contract Rev. Bonds (Eagle Trust) Ser. 2000305, 3.02% (LIQ: Citigroup, N.A.) (Notes C, E)	3.02	5,000,000
5,000,000	Triborough Bridge & Tunnel Auth. Rev. Bonds (LIQ: ABN-AMRO Bank NV) (MUNITOPS) Ser. 2002-31, 3.01% (Notes C, E)	3.01	5,000,000
2,700,000	Westchester Cty. IDRB (Levister Redev.) 3.03% (LOC: Bank of New York) (Notes C, E)	3.03	2,700,000

			138,346,481

	PUERTO RICO—0.7%
1,000,000	Municipal Fin. Agy. Rev. Bonds, 6.00%, due 7/1/05 (Insured: FSA)	1.90	1,006,837

	TOTAL MUNICIPAL OBLIGATIONS (Cost $139,353,318)—102.3%		139,353,318

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—(2.3)%		(3,163,663)

	NET ASSETS—100.0%		$136,189,655

Please see accompanying notes to financial statements.

TD WATERHOUSE FAMILY OF FUNDS, INC.

Notes to Schedules of Investments
April 30, 2005 (Unaudited)

(A)	Variable rate securities. The rates shown are the current rates on April 30, 2005. Dates shown represent the next interest reset date.

(B)

These obligations were acquired for investment, not with intent to distribute or sell. They are restricted as to public resale. These obligations were acquired at a cost of par. On April 30, 2005, the aggregate market value of these securities, valued at amortized cost, is $341,200,000 and $135,000,000 representing 5.6% and 8.6% of net assets of the Money Market Portfolio and U.S. Government Portfolio, respectively.

(C)	Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates.

(D)

Bonds which are prerefunded or escrowed to maturity are collateralized by U.S. Government Securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

(E)

Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. On April 30, 2005, these securities amounted to $1,041,743,903 or 17.1% of net assets of the Money Market Portfolio, $212,148,332 or 27.8% of net assets of the Municipal Portfolio, $80,443,605 or 29.8% of net assets of the California Municipal Money Market Portfolio, and $50,095,000 or 36.8% of net assets of the New York Municipal Money Market Portfolio. These securities have been deemed liquid by the Board of Directors.

(F)	Security may be extended at issuer’s option as a floating rate note with a final maturity no longer than 390 days from date of purchase. Maturity date listed is the expected redemption date.

(G)	Security may be called at issuer’s option prior to maturity date.

TD WATERHOUSE FAMILY OF FUNDS, INC.

Notes to Schedules of Investments
April 30, 2005
(UNAUDITED)

Description of Abbreviations

ABAG	Association of Bay Area Governments	HDA	Housing Development Authority
AIG	American International Group	HDC	Housing Development Corporation
AMBAC	American Municipal Bond Assurance Corporation	HEFA	Health & Education Facilities Authority
BANS	Bond Anticipation Notes	HFA	Housing Finance Authority
CDA	Community Development Authority	HFC	Housing Finance Commission
COP	Certificates of Participation	IDA	Industrial Development Authority
CP	Commercial Paper	IDB	Industrial Development Board
CSD	Central School District	IDRB	Industrial Development Revenue Bond
DFA	Developmental Finance Authority	ISD	Independent School District
EDA	Economic Development Authority	LIQ	Liquidity Agreement
EDC	Economic Development Corporation	LOC	Letter of Credit
EDR	Economic Development Revenue	MBIA	Municipal Bond Investors Assurance Insurance Corporation
FGIC	Financial Guaranty Insurance Company	MFC	Multi-Family Certificates
FHLB	Federal Home Loan Bank	MFH	Multi-Family Housing
FHLMC	Federal Home Loan Mortgage Corporation	MRB	Mortgage Revenue Bonds
FNMA	Fannie Mae	MTA	Metropolitan Transportation Authority
FSA	Financial Security Assurance Inc.	MTN	Medium Term Note
GIC	Guaranteed Investment Contract	MUD	Municipal Urban Development
		PCR	Pollution Control Revenue Bond
GO	General Obligation	SBPA	Standby Bond Purchase Agreement
GTY	Guarantee	TOC	Tender Option Certificates
		TRANS	Tax Revenue Anticipation Notes
		USD	Unified School District

TD WATERHOUSE FAMILY OF FUNDS, INC.
April 30, 2005 (Unaudited)

Board’s Consideration of Investment Management Arrangements
The Board of Directors, including the Directors that are not interested persons of the Fund (the “Independent Directors”), last approved the Investment Management Agreement between the Fund and TD Asset Management USA Inc. (formerly known as TD Waterhouse Asset Management, Inc.) at a meeting held on March 22, 2005. In approving the Investment Management Agreement, the Board of Directors considered all information it deemed reasonably necessary to evaluate the terms of the Agreement. The Board received materials relating to its consideration of the Investment Management Agreement, including: (i) fees and expense ratios of each of the Money Market Portfolio, U.S. Government Portfolio, Municipal Portfolio, California Municipal Money Market Portfolio, and New York Municipal Money Market Portfolio in comparison to the fees and expense ratios of a peer group of funds; (ii) information with respect to the investment performance of each Portfolio and a peer group of funds; (iii) the economic outlook and the general investment outlook in the markets; (iv) information on the Investment Manager’s profitability with respect to each Portfolio, including details regarding the methodology used to calculate profitability; (v) information regarding fees paid to service providers that are affiliates of the Investment Manager; and (vi) information regarding the Investment Manager’s compliance record. The matters discussed below were considered separately by the Independent Directors in an executive session, during which experienced counsel that is independent of the Investment Manager provided guidance to the Independent Directors.

Fees and Expenses
The Board of Directors, including the Independent Directors, compared the fees and expense ratios of each Portfolio (before and after any fee waivers and expense reimbursements) against fees and expense ratios of a peer group of funds with similar investment objectives (“peer group”). Both the peer group category and the funds within the peer group, with respect to the fee and expense data, were selected by Lipper, Inc. (“Lipper”), which is not affiliated with the Investment Manager. The Board also reviewed fees and expense ratios of a group of comparable funds selected by the Investment Manager.

The Board considered data based on information provided by Lipper, particularly that:

•

the Money Market Portfolio’s management fee rate, before any reductions, was above the median management fee rate of its peer group; however, the Money Market Portfolio’s management fee rate (net of fee waivers) was below the median management fee rate of its peer group.

•

the U.S. Government Portfolio’s management fee rate, before any reductions, was above the median management fee rate of its peer group; however, the U.S. Government Portfolio’s management fee rate (net of fee waivers) was below the median management fee rate of its peer group.

TD WATERHOUSE FAMILY OF FUNDS, INC.
April 30, 2005 (Unaudited)

•

the Municipal Portfolio’s management fee rate, before any reductions, was above the median management fee rate of its peer group; however, the Municipal Portfolio’s management fee rate (net of fee waivers) was below the median management fee rate of its peer group.

•	the California Municipal Money Market Portfolio’s management fee rate, both before and after fee waivers, was below the median management fee rate of its peer group.

•	the New York Municipal Money Market Portfolio’s management fee rate, both before and after fee waivers, was below the median management fee rate of its peer group.

The Board noted that each Portfolio’s expense ratio was above the median expense ratio of its respective peer group. The Board also noted the voluntary fee waiver and/or expense reimbursement arrangements currently in place for the Money Market Portfolio, the U.S. Government Portfolio, the Municipal Portfolio, the California Municipal Money Market Portfolio, and the New York Municipal Money Market Portfolio, and that each such Portfolio’s net total annual operating expense ratio was capped at 0.82%, 0.82%, 0.81%, 0.70%, and 0.70%, respectively, of the respective Portfolio’s average daily net assets.

The Board also received and considered information about the services rendered, and the fee rates offered, to other clients advised by the Investment Manager, and noted that the Investment Manager serves as adviser to two other registered investment companies (“TD Waterhouse funds”) and TD Waterhouse Bank, N.A. (an affiliate for which it manages cash).

On the basis of the information considered, the Board determined that the fee rates were reasonable.

Nature, Extent and Quality of Services
The Board of Directors, including the Independent Directors, considered the nature, quality and extent of services performed by the Investment Manager and its affiliates. The Board’s evaluation of the quality of the services of the Investment Manager took into account their knowledge and experience gained as Directors and/or trustees of the TD Waterhouse funds, including the scope and quality of the Investment Manager’s investment management capabilities, other resources dedicated to performing its services and the quality of its administrative and other services. Particularly, the Board considered the background and experience of the Investment Manager’s senior management. The Board also reviewed the qualifications, backgrounds and responsibilities of the investment staff primarily responsible for day-to-day portfolio management services for each Portfolio. In further evaluating the quality of services provided by the Investment

TD WATERHOUSE FAMILY OF FUNDS, INC.
April 30, 2005 (Unaudited)

Manager, the Board was informed that in management’s judgment, the Investment Manager has the resources to attract and retain highly qualified investment professionals, including research and advisory personnel. In particular, the Board was informed that the Investment Manager’s investment staff members have an average industry experience of 14 years, the average tenure with the Investment Manager of the investment staff members is 7 years, and that as of October 31, 2004 the Investment Manager had approximately $14 billion in assets under management. The Board also reviewed the compliance and administrative services of the Investment Manager that support its investment advisory services provided to the Fund and noted that such staff was sufficient to ensure a high level of quality.

The Board concluded that it was satisfied with the nature, quality and extent of the services provided by the Investment Manager and its affiliates.

Fund Performance
The Board of Directors, including the Independent Directors, received and considered information about each Portfolio’s investment performance, as well as the performance of its peer group as determined by Lipper (as well as a broader group of comparable funds selected by the Investment Manager). The Board was provided with performance data, based on annualized total return, for the 1-year, 3-year, and 5-year periods (if available) ending October 31, 2004 (“relevant periods”). The Board noted that:

•	the Money Market Portfolio slightly underperformed the median of its peer group for the 1- and 5- year periods, however it performed at the median of its peer group for the 3-year period.

•	the U.S. Government Portfolio slightly underperformed the median of its peer group for all relevant periods.

•	the Municipal Portfolio slightly outperformed the median of its peer group for the 3- and 5-year periods, while it slightly underperformed the median of its peer group for the 1-year period.

•	the California Municipal Money Market Portfolio performed at the median of its peer group for the 1-year period, and slightly outperformed the median of its peer group for the 3-year period.

•	the New York Municipal Money Market Portfolio performed at the median of its peer group for the 1-year period, and slightly outperformed the median of its peer group for the 3-year period.

The Board concluded that the performance generated by the Investment Manager was satisfactory.

TD WATERHOUSE FAMILY OF FUNDS, INC.
April 30, 2005 (Unaudited)

Profitability
The Board of Directors, including the Independent Directors, considered the level of the Investment Manager’s profits in respect of the management of the TD Waterhouse funds, including the Fund. At the Board’s request, the Board was presented with a report prepared by an independent consultant, reviewing the TD Waterhouse organization’s methodology of calculating profitability. On the basis of the consultant’s report, the Board of Directors, including the Independent Directors, concluded that the cost allocation methodology employed by the TD Waterhouse organization has a reasonable basis and is appropriate in light of relevant circumstances. The Board considered the profits realized by the Investment Manager and its affiliates in connection with the operation of the Fund and concluded that the amount of profit is a reasonable profit for the services provided to the Fund.

Economies of Scale
The Board of Directors, including the Independent Directors, considered whether there have been economies of scale in respect of the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale.

The Board noted that the Investment Manager’s advisory fee rate for each Portfolio contains breakpoints and, accordingly, reflects the potential for sharing economies of scale with shareholders as each Portfolio grows. The breakpoints largely correspond with the asset levels at which the Investment Manager indicated it anticipated that it would experience economies of scale.
The Board concluded that potential economies of scale were passed on to the shareholders in the form of breakpoints to the advisory fee rate, and that for the fiscal year ended October 31, 2004, only the Money Market Portfolio and U.S. Government Portfolio had reached their respective specified asset levels to trigger the breakpoints to their respective advisory fee rates. The Board determined that the advisory fee structure was reasonable and no changes were currently necessary.

Other Benefits to the Investment Manager
The Board of Directors, including the Independent Directors, also took into account not only the advisory fees payable by the Portfolios, but also so-called “fallout benefits” to the Investment Manager, such as the engagement of affiliates of the Investment Manager as service providers to the Portfolios, including for administrative and transfer agency services. It also considered other benefits potentially derived from an increase in the Investment Manager’s business as a result of the Investment Manager’s relationship with the Fund.

TD WATERHOUSE FAMILY OF FUNDS, INC.
April 30, 2005 (Unaudited)

The Board concluded that other ancillary benefits that the Investment Manager and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Fund, such as those noted above, were reasonable.

No single factor was considered in isolation or to be determinative to the decision of the Board to approve the Investment Management Agreement. Rather, the Board concluded, in light of a weighing and balancing of all factors considered, that it was in the best interests of each Portfolio to approve the continuation of the Investment Management Agreement, including the fees to be charged for services thereunder.

Directors and Officers Information
(Unaudited)

The following table contains information regarding the Fund’s Directors and Officers. Directors who are not deemed to be “interested persons” of the Fund, as defined in the Investment Company Act of 1940 as amended (the “1940 Act”), are referred to as “Independent Directors.” A Director who is deemed to be an “interested person” of the Fund is referred to as an “Interested Director.” “Fund Complex” includes the Fund, TD Waterhouse Trust and TD Waterhouse Plus Funds, Inc., investment companies advised by TD Waterhouse Asset Management, Inc. The Fund’s Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by writing TD Waterhouse Investor Services, Inc., Customer Service, One Harborside Financial Center, Plaza IV4, Jersey City, NJ 07311, or by calling 1-800-934-4448.

Name, Address And Age	Position(s) Held with the Fund	Term of Office with the Fund and Length of Time Served†	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director††

Independent Directors

RICHARD W. DALRYMPLE CheckSpring Community Corp. 11 Bruckner Boulevard Bronx, NY 10454 Age 61	Director	Since 12/12/95	Chairman of CheckSpring Community Corp.since January 2005; Chief Operating Officer of American Red Cross (Nassau County Chapter) from June 2003 through December 2004; Chief Operating Officer of National Center for Disability Services from 2001 through 2003; President of Teamwork Management, Inc. from 1996 through 2001; Trustee of The Shannon McCormack Foundation since 1988, the Kevin Scott Dalrymple Foundation since 1993; Director of Dime Bancorp, Inc. from 1990 through January 2002.	12	None

PETER B.M. EBY c/o TD Waterhouse 100 Wall Street New York, NY 10005 Age 66	Director	Since 6/6/02	Vice Chairman and Director of Nesbitt Burns, Inc. (provides investments and securities services) until October 1998.	12	Director of Leon’s Furniture Limited since May 1977; Director of Sixty-Split Corp. since March 2001; Director of George Weston Limited since May 2000; and Director of RSplit II Corp. since May 2004.

LAWRENCE J. TOAL c/o TD Waterhouse 100 Wall Street New York, NY 10005 Age 67	Director	Since 12/12/95	President and Chief Executive Officer of Dime Bancorp, Inc. from January 1997 through February 2002 and Chairman, President, and Chief Executive Officer of The Dime Savings Bank of New York, FSB from January 1997 to February 2002.	11	Director of SBLI (USA), Inc.

Interested Director

GEORGE F. STAUDTER††† c/o TD Waterhouse 100 Wall Street New York, NY 10005 Age 73	Chairman and Director,	Since 12/12/95	Managerial and Financial Consultant, rendering investment management, tax and estate planning services to individual clients, and strategic planning advice to corporate clients since 1989.	11	Director of CRT Properties, Inc.

74	75

Name, Address And Age	Position(s) Held with the Fund	Term of Office with the Fund and Length of Time Served†	Principal Occupation(s) During Past 5 Years

Officers Who Are Not Directors††††

GEORGE O. MARTINEZ c/o BISYS Fund Services 100 Summer Street, Suite 1500 Boston, MA 02110 Age 45	President and Chief Executive Officer	Since 6/5/02

Since August 2002, Senior Vice President – Client Services of BISYS Fund Services; since June 2001, Chief Executive Officer and President of FundWatchDog Service LLC; from June 2000 to June 2001, Senior Vice President and Senior Managing Counsel of State Street Corporation of Boston; from March 1998 to May 2000, National Director of Investment Management and Regulatory Consulting of Arthur Anderson.

CHRISTOPHER SALFI c/o SEI Investments One Freedom Valley Drive Oaks, PA 19456 Age 41	Treasurer and Chief Financial Officer	Since 3/6/03	Since June 2003, Senior Director of Administration of SEI Investments; from January 1998 to June 2003, Fund Accounting Director–SEI Investments.

RICHARD H. NEIMAN c/o TD Waterhouse 100 Wall Street New York, NY 10005 Age 54	Chief Legal Officer	Since 6/10/03

Since August 1995, General Counsel, Director and Secretary of the Investment Manager; since July 1994, Executive Vice President, General Counsel, Director and Secretary of TD Waterhouse Group, Inc.; since July 1994, Executive Vice President, General Counsel, Director and Secretary of TD Waterhouse Investor Services, Inc.

MARC A. SCHUMAN c/o BISYS Fund Services 90 Park Avenue New York, NY 10016 Age 44	Vice President and Secretary	Since 3/22/05

Since February 2005, Senior Counsel at BISYS; from October 2001 through January 2005, Senior Corporate Counsel of The BISYS Group, Inc. (parent company of BISYS); from 2000 through October 2001, Of Counsel, Morgan, Lewis, & Bockius LLP (law firm).

MICHELE R. TEICHNER c/o TD Waterhouse 100 Wall Street New York, NY 10005 Age 45	Chief Compliance Officer, Vice President and Assistant Secretary	Since 6/11/04 and 11/2/99

Since August 1996, Senior Vice President - Compliance, Administration and Operations of TD Asset Management USA Inc. and TD Waterhouse since June 1997 through May 2005; and since June 2004, Chief Compliance Officer for TD Asset Management USA Inc.

THOMAS J. TEXTOR c/o TD Waterhouse 100 Wall Street New York, NY 10005 Age 46	Vice President and Assistant Treasurer	Since 1/4/99	Since November 1999, Chief Compliance Officer of TD Waterhouse; from 1997 to 1999, Chief Compliance Officer of National Investor Services Corp.

†	There is no set term of office for Directors and Officers. The table shows the time period for which each individual has served as Director and/or Officer.
††

In companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called “public companies”) or in other investment companies registered under the 1940 Act, as of April 30, 2005. This does not include directorships held by a Director in the Fund Complex.

†††	Mr. Staudter is considered an “interested person” of the Fund under the 1940 Act because he owns shares of The Toronto-Dominion Bank stock.
††††	Michael A. Hill was Vice President and Acting Secretary of the Fund Complex from October 2004 through March 2005.

76	77

TDW #3733 Rev. 5/05                                    ©2005 TD Waterhouse Investor Services, Inc. Member NYSE/SIPC.

Item 2. Code of Ethics.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.
Not applicable – only for annual reports.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 11(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

(a)	(1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

             (a) Disclose, under the caption  Audit Fees,  the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

             (b) Disclose, under the caption  Audit-Related Fees,  the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

             (c) Disclose, under the caption  Tax Fees,  the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

             (d) Disclose, under the caption  All Other Fees,  the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

             (e)      (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

                        (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

             (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

             (g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

             (h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

              (a)   If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.
              (b)   If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

Item 6. Schedule of Investments.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in § 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

             A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Not applicable.

Item 11. Controls and Procedures.

               (a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

               (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

               (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.  Not applicable - Only effective for annual reports.

               (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2). Certifications pursuant to Rule 30a-2(a) are attached hereto.

               (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

               (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference.  Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

              Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TD Waterhouse Family of Funds, Inc.

By (Signature and Title)*	/s/ George O. Martinez, President

Date	June 29, 2005

              Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George O. Martinez, President

Date	June 29, 2005

By (Signature and Title)*	/s/ Christopher Salfi, Treasurer

Date	June 29, 2005

* Print the name and title of each signing officer under his or her signature.

CERTIFICATIONS

I, George O. Martinez, certify that:

1.	I have reviewed this report on Form N-CSR of TD Waterhouse Family of Funds, Inc. (the “registrant”);

2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

	b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

June 29, 2005	/s/ George O. Martinez

Date	George O. Martinez
President

CERTIFICATIONS

I, Christopher Salfi, certify that:

1.	I have reviewed this report on Form N-CSR of TD Waterhouse Family of Funds, Inc. (the “registrant”);

2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

	b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

June 29, 2005	/s/ Christopher Salfi

Date	Christopher Salfi
Treasurer

This certification is provided pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, 18 U.S.C. § 1350, and accompanies the report on Form N-CSR for the period ended April 30, 2005 of TD Waterhouse Family of Funds, Inc. (the “Registrant”).

I, George O. Martinez, the Principal Executive Officer of the Registrant, certify that, to the best of my knowledge,:

1.	the Form N-CSR fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934 (15 U.S.C. 78m(a) or 78o(d)); and

2.	the information contained in the Form N-CSR fairly presents, in all material respects, the financial condition and results of operations of the Registrant.

Date:	June 29, 2005

/s/ George Martinez

George O. Martinez
President

This certification is being furnished solely pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and is not being filed as part of Form N-CSR or as a separate disclosure document. A signed original of this written statement required by Section 906 has been provided to the Registrant and will be retained by the Registrant and furnished to the Securities and Exchange Commission or its staff upon request.

This certification is provided pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, 18 U.S.C. § 1350, and accompanies the report on Form N-CSR for the period ended April 30, 2005 of TD Waterhouse Family of Funds, Inc. (the “Registrant”).

I, Christopher Salfi, the Principal Financial Officer of the Registrant, certify that, to the best of my knowledge,:

1.	the Form N-CSR fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934 (15 U.S.C. 78m(a) or 78o(d)); and

2.	the information contained in the Form N-CSR fairly presents, in all material respects, the financial condition and results of operations of the Registrant.

Date:	June 29, 2005

/s/ Christopher Salfi

Christopher Salfi
Treasurer

This certification is being furnished solely pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and is not being filed as part of Form N-CSR or as a separate disclosure document. A signed original of this written statement required by Section 906 has been provided to the Registrant and will be retained by the Registrant and furnished to the Securities and Exchange Commission or its staff upon request.